Schedule of Investments (unaudited) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 4.65%, 10/01/28 (Call 07/01/28)(a)	$2,197	$2,638,728
4.75%, 03/30/30 (Call 12/30/29)(a)	2,989	3,661,152
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)	4,000	4,244,856
4.20%, 06/01/30 (Call 03/01/30)(a)	528	636,823
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	6,584	7,467,807

		18,649,366

Aerospace & Defense — 1.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	612	659,390
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	5,178	5,863,266
BAE Systems PLC, 3.40%, 04/15/30 (Call 01/15/30)(b)	6,667	7,536,057
Boeing Co. (The) 2.25%, 06/15/26 (Call 03/15/26)	2,304	2,315,259
2.70%, 02/01/27 (Call 12/01/26)(a)	4,892	4,935,532
2.80%, 03/01/27 (Call 12/01/26)	2,068	2,089,567
2.95%, 02/01/30 (Call 11/01/29)	2,288	2,304,098
3.10%, 05/01/26 (Call 03/01/26)	3,293	3,423,764
3.20%, 03/01/29 (Call 12/01/28)	5,053	5,177,426
3.25%, 03/01/28 (Call 12/01/27)	2,141	2,175,403
3.45%, 11/01/28 (Call 08/01/28)	3,789	3,940,004
5.04%, 05/01/27 (Call 03/01/27)	8,975	10,278,170
5.15%, 05/01/30 (Call 02/01/30)	14,594	17,207,093
General Dynamics Corp. 2.13%, 08/15/26 (Call 05/15/26)	2,887	3,100,507
2.63%, 11/15/27 (Call 08/15/27)	4,068	4,462,076
3.50%, 04/01/27 (Call 02/01/27)	2,042	2,355,279
3.63%, 04/01/30 (Call 01/01/30)	5,933	7,083,157
3.75%, 05/15/28 (Call 02/15/28)	4,651	5,461,038
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	2,743	2,921,626
L3Harris Technologies Inc. 1.80%, 01/15/31 (Call 10/15/30)	2,585	2,637,560
2.90%, 12/15/29 (Call 09/15/29)(a)	662	732,823
3.85%, 12/15/26 (Call 09/15/26)	2,255	2,603,495
4.40%, 06/15/28 (Call 03/15/28)	9,376	11,233,850
Litton Industries Inc., 7.75%, 03/15/26	50	65,904
Lockheed Martin Corp. 1.85%, 06/15/30 (Call 03/15/30)(a)	1,085	1,138,140
3.55%, 01/15/26 (Call 10/15/25)	8,478	9,602,445
Northrop Grumman Corp. 3.20%, 02/01/27 (Call 11/01/26)	6,812	7,629,057
3.25%, 01/15/28 (Call 10/15/27)	8,726	9,845,497
4.40%, 05/01/30 (Call 02/01/30)(a)	2,630	3,263,274
Northrop Grumman Systems Corp., 7.88%, 03/01/26(a)	600	788,221
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)	2,185	2,315,024
3.13%, 05/04/27 (Call 02/04/27)	7,585	8,491,432
3.50%, 03/15/27 (Call 12/15/26)(b)	7,573	8,610,103
4.13%, 11/16/28 (Call 08/16/28)	14,061	16,784,183
6.70%, 08/01/28	2,484	3,352,838
7.20%, 08/15/27(b)	250	333,540
7.50%, 09/15/29	899	1,305,464

		184,021,562

Agriculture — 1.2%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	3,752	4,040,913

Security	Par (000)	Value

Agriculture (continued)
3.40%, 05/06/30 (Call 02/06/30)	$3,511	$3,900,019
4.40%, 02/14/26 (Call 12/14/25)	5,422	6,280,372
4.80%, 02/14/29 (Call 11/14/28)	14,356	17,196,954
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	3,611	3,920,970
3.25%, 03/27/30 (Call 12/27/29)	5,349	6,213,513
BAT Capital Corp. 2.26%, 03/25/28 (Call 01/25/28)	8,159	8,406,245
2.73%, 03/25/31 (Call 12/25/30)	2,205	2,264,255
3.22%, 09/06/26 (Call 07/06/26)	4,330	4,722,398
3.46%, 09/06/29 (Call 06/06/29)(a)	4,531	4,968,969
3.56%, 08/15/27 (Call 05/15/27)	15,971	17,755,361
4.70%, 04/02/27 (Call 02/02/27)	4,490	5,258,755
4.91%, 04/02/30 (Call 01/02/30)	4,105	4,940,288
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	1,125	1,145,400
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)(a)	2,554	2,804,594
3.75%, 09/25/27 (Call 06/25/27)	3,378	3,765,396
Cargill Inc. 2.13%, 04/23/30 (Call 01/23/30)(b)	5,835	6,144,623
3.25%, 05/23/29 (Call 02/23/29)(b)	1,630	1,821,463
Imperial Brands Finance PLC 3.50%, 07/26/26 (Call 05/26/26)(a)(b)	4,077	4,482,715
3.88%, 07/26/29 (Call 04/26/29)(b)	2,740	3,085,949
Philip Morris International Inc. 0.88%, 05/01/26 (Call 04/01/26)	175	174,681
1.75%, 11/01/30 (Call 08/01/30)	100	100,366
2.10%, 05/01/30 (Call 02/01/30)	2,665	2,756,598
2.75%, 02/25/26 (Call 11/25/25)	3,222	3,514,823
3.13%, 08/17/27 (Call 05/17/27)	3,237	3,633,727
3.13%, 03/02/28 (Call 12/02/27)	2,649	2,970,627
3.38%, 08/15/29 (Call 05/15/29)	4,034	4,620,217

		130,890,191

Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	5,720	6,154,553
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	225	243,984
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)	2,873	2,844,466
3.00%, 11/15/26 (Call 08/15/26)	2,147	2,235,543
3.45%, 11/16/27 (Call 08/16/27)	765	809,781
5.13%, 06/15/27 (Call 04/15/27)	4,901	5,703,457
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29	7,175	7,636,920

		25,628,704

Apparel — 0.3%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	2,956	3,224,541
2.75%, 03/27/27 (Call 01/27/27)	4,031	4,475,299
2.85%, 03/27/30 (Call 12/27/29)	7,819	8,845,410
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	3,654	3,872,913
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	3,789	4,024,122
VF Corp. 2.80%, 04/23/27 (Call 02/23/27)	2,093	2,282,867
2.95%, 04/23/30 (Call 01/23/30)	4,956	5,430,747

		32,155,899

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 1.8%
American Honda Finance Corp. 2.30%, 09/09/26(a)	$1,924	$2,070,535
2.35%, 01/08/27	2,843	3,044,313
3.50%, 02/15/28(a)	3,382	3,884,298
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	1,450	1,585,159
BMW U.S. Capital LLC 2.80%, 04/11/26 (Call 01/11/26)(a)(b)	6,072	6,550,103
3.63%, 04/18/29 (Call 01/18/29)(b)	2,975	3,403,493
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,705	3,115,601
3.95%, 08/14/28 (Call 05/14/28)(b)	1,941	2,252,355
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	7,584	9,178,386
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	6,277	6,294,165
Daimler Finance North America LLC 2.63%, 03/10/30(a)(b)	1,555	1,655,647
3.10%, 08/15/29(b)	2,328	2,557,197
3.45%, 01/06/27(b)	3,594	3,993,983
3.75%, 02/22/28(b)	5,035	5,741,164
4.30%, 02/22/29(a)(b)	1,776	2,132,193
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	3,669	4,130,505
5.00%, 10/01/28 (Call 07/01/28)(a)	4,305	5,144,986
6.80%, 10/01/27 (Call 08/01/27)(a)	4,789	6,166,836
General Motors Financial Co. Inc. 2.70%, 08/20/27 (Call 06/20/27)	958	1,010,907
3.60%, 06/21/30 (Call 03/21/30)(a)	4,226	4,713,988
3.85%, 01/05/28 (Call 10/05/27)	2,719	3,029,797
4.00%, 10/06/26 (Call 07/06/26)	4,725	5,279,670
4.35%, 01/17/27 (Call 10/17/26)	6,729	7,650,184
5.25%, 03/01/26 (Call 12/01/25)	5,834	6,824,180
5.65%, 01/17/29 (Call 10/17/28)	3,095	3,823,555
Hyundai Capital America 2.38%, 10/15/27 (Call 08/15/27)(a)(b)	3,423	3,531,582
2.75%, 09/27/26(a)(b)	2,865	2,991,943
3.00%, 02/10/27 (Call 12/10/26)(b)	3,393	3,585,766
3.50%, 11/02/26 (Call 09/02/26)(b)	5,178	5,616,050
6.38%, 04/08/30 (Call 01/08/30)(b)	2,880	3,759,109
Hyundai Capital Services Inc., 3.63%, 08/29/27(b)	200	217,901
Kia Motors Corp. 3.25%, 04/21/26(b)	1,285	1,400,344
3.50%, 10/25/27(b)	1,950	2,116,455
Nissan Motor Co. Ltd. 4.35%, 09/17/27 (Call 07/17/27)(b)	10,980	11,816,374
4.81%, 09/17/30 (Call 06/17/30)(b)	11,057	12,149,185
Toyota Motor Corp. 2.76%, 07/02/29(a)	1,742	1,944,354
3.67%, 07/20/28(a)	3,318	3,887,074
Toyota Motor Credit Corp. 1.15%, 08/13/27	565	564,672
2.15%, 02/13/30	4,759	5,082,511
3.05%, 01/11/28(a)	2,205	2,481,007
3.20%, 01/11/27	4,544	5,113,840
3.38%, 04/01/30	4,517	5,270,614
3.65%, 01/08/29	2,501	2,946,477
Volkswagen Group of America Finance LLC 1.63%, 11/24/27 (Call 09/24/27)(b)	9,840	9,854,527
3.20%, 09/26/26 (Call 07/26/26)(b)	5,043	5,570,739
3.75%, 05/13/30(b)	2,425	2,810,937
4.75%, 11/13/28(a)(b)	6,176	7,537,913

		205,482,574

Security	Par (000)	Value

Auto Parts & Equipment — 0.2%
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	$3,129	$3,596,230
4.35%, 03/15/29 (Call 12/15/28)	1,787	2,027,695
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	4,961	5,290,122
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)(a)	154	166,044
3.80%, 09/15/27 (Call 06/15/27)	4,109	4,525,465
4.25%, 05/15/29 (Call 02/15/29)	2,086	2,392,451
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	4,133	4,436,419
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)(b)	316	354,439

		22,788,865

Banks — 21.2%
ABN AMRO Bank NV, 4.80%, 04/18/26(a)(b)	2,630	3,073,288
ANZ New Zealand Int’l Ltd./London 2.55%, 02/13/30(b)	2,795	3,051,090
3.45%, 07/17/27(b)	3,235	3,677,172
3.45%, 01/21/28(a)(b)	2,270	2,597,510
Australia & New Zealand Banking Group Ltd. 2.57%, 11/25/35 (Call 11/25/30)(b)(c)	2,240	2,285,555
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	874	918,226
4.40%, 05/19/26(b)	7,347	8,446,689
Banco de Credito del Peru, 3.13%, 07/01/30 (Call 07/01/25)(b)(c)	1,000	1,012,510
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	550	601,810
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	613	690,238
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)(b)	2,960	3,174,600
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	5,200	5,180,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	4,128	4,478,880
Banco Santander SA 2.75%, 12/03/30	800	800,000
3.31%, 06/27/29	5,783	6,453,653
3.49%, 05/28/30	6,740	7,529,105
3.80%, 02/23/28	4,307	4,828,367
4.25%, 04/11/27	5,434	6,241,544
4.38%, 04/12/28(a)	3,480	4,040,840
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(b)	738	854,639
Bank of America Corp. 1.90%, 07/23/31 (Call 07/23/30)(c)	1,562	1,571,429
1.92%, 10/24/31 (Call 10/24/30)(c)	14,672	14,801,100
2.50%, 02/13/31 (Call 02/13/30)(c)	20,469	21,589,262
2.59%, 04/29/31 (Call 04/29/30)(c)	7,441	7,917,766
2.88%, 10/22/30 (Call 10/22/29)(c)	11,316	12,383,738
3.19%, 07/23/30 (Call 07/23/29)(c)	12,726	14,219,434
3.25%, 10/21/27 (Call 10/21/26)	13,109	14,574,175
3.42%, 12/20/28 (Call 12/20/27)(c)	21,987	24,759,188
3.50%, 04/19/26	13,507	15,285,929
3.56%, 04/23/27 (Call 04/23/26)(c)	14,058	15,789,200
3.59%, 07/21/28 (Call 07/21/27)(c)	11,503	13,029,210
3.71%, 04/24/28 (Call 04/24/27)(c)	9,555	10,907,057
3.82%, 01/20/28 (Call 01/20/27)(c)	12,514	14,296,637
3.97%, 03/05/29 (Call 03/05/28)(c)	12,473	14,510,174
3.97%, 02/07/30 (Call 02/07/29)(c)	15,297	17,948,843
4.25%, 10/22/26	9,154	10,691,474

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.27%, 07/23/29 (Call 07/23/28)(c)	$15,304	$18,207,867
4.45%, 03/03/26	8,441	9,855,783
6.22%, 09/15/26(a)	429	539,105
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,703	11,213,542
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)(c)	4,587	5,193,631
Bank of New York Mellon Corp. (The) 2.45%, 08/17/26 (Call 05/17/26)	3,912	4,254,044
2.80%, 05/04/26 (Call 02/04/26)(a)	2,423	2,686,451
3.00%, 10/30/28 (Call 07/30/28)	1,205	1,345,747
3.25%, 05/16/27 (Call 02/16/27)	841	951,428
3.30%, 08/23/29 (Call 05/23/29)	4,151	4,747,917
3.40%, 01/29/28 (Call 10/29/27)	2,789	3,201,962
3.44%, 02/07/28 (Call 02/07/27)(c)	5,402	6,192,817
3.85%, 04/28/28	4,734	5,681,613
3.95%, 11/18/25 (Call 10/18/25)	1,415	1,643,254
Bank of Nova Scotia (The) 2.70%, 08/03/26	6,509	7,145,693
4.50%, 12/16/25	5,691	6,549,841
BankUnited Inc. 4.88%, 11/17/25 (Call 08/17/25)	491	562,807
5.13%, 06/11/30 (Call 03/11/30)(a)	1,731	1,942,187
Barclays PLC 2.65%, 06/24/31 (Call 06/24/30)(c)	4,477	4,656,774
4.34%, 01/10/28 (Call 01/10/27)	5,544	6,342,747
4.38%, 01/12/26	10,094	11,532,724
4.84%, 05/09/28 (Call 05/07/27)	9,858	11,164,508
4.97%, 05/16/29 (Call 05/16/28)(c)	10,592	12,702,100
5.09%, 06/20/30 (Call 06/20/29)(c)	8,902	10,495,420
5.20%, 05/12/26	8,387	9,693,443
BNP Paribas SA 1.90%, 09/30/28 (Call 09/30/27)(b)(c)	4,981	5,062,492
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	5,834	5,883,668
3.50%, 11/16/27(a)(b)	6,584	7,412,270
4.38%, 05/12/26(a)(b)	6,387	7,307,916
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	4,850	5,514,903
4.40%, 08/14/28(a)(b)	6,165	7,302,767
4.63%, 03/13/27(a)(b)	8,442	9,782,883
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	5,120	6,365,215
BPCE SA 2.70%, 10/01/29(a)(b)	3,270	3,549,873
3.25%, 01/11/28(b)	4,415	4,893,625
3.38%, 12/02/26	2,616	2,950,189
3.50%, 10/23/27(a)(b)	6,000	6,694,416
4.63%, 09/12/28(b)	2,830	3,383,014
4.88%, 04/01/26(a)(b)	3,220	3,751,195
Citigroup Inc. 2.57%, 06/03/31 (Call 06/03/30)(c)	17,569	18,666,748
2.67%, 01/29/31 (Call 01/29/30)(c)	11,266	12,121,356
2.98%, 11/05/30 (Call 11/05/29)(c)	11,471	12,549,127
3.20%, 10/21/26 (Call 07/21/26)	12,081	13,418,515
3.40%, 05/01/26	8,118	9,074,961
3.52%, 10/27/28 (Call 10/27/27)(c)	10,702	12,088,363
3.67%, 07/24/28 (Call 07/24/27)(c)	12,557	14,243,306
3.70%, 01/12/26	9,557	10,818,433
3.89%, 01/10/28 (Call 01/10/27)(c)	14,141	16,133,018
3.98%, 03/20/30 (Call 03/20/29)(c)	176	205,823
4.08%, 04/23/29 (Call 04/23/28)(c)	9,562	11,145,585
4.13%, 07/25/28	10,824	12,627,079
4.30%, 11/20/26	6,865	7,942,855
4.41%, 03/31/31 (Call 03/31/30)(c)	15,380	18,530,887

Security	Par (000)	Value

Banks (continued)
4.45%, 09/29/27	$18,560	$21,776,465
4.60%, 03/09/26	9,531	11,132,945
6.63%, 01/15/28	150	196,527
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	3,408	3,885,692
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 11/06/29)(a)	2,246	2,391,349
2.85%, 07/27/26 (Call 04/27/26)	556	615,286
3.25%, 04/30/30 (Call 01/30/30)	2,795	3,141,161
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	2,556	2,976,111
Commonwealth Bank of Australia 2.63%, 09/06/26(a)(b)	3,954	4,324,647
2.85%, 05/18/26(b)	4,685	5,161,371
3.15%, 09/19/27(a)(b)	635	715,305
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	6,662	7,286,990
3.90%, 03/16/28(a)(b)	5,545	6,560,558
4.50%, 12/09/25(b)	1,625	1,859,752
Cooperatieve Rabobank UA 1.34%, 06/24/26 (Call 06/24/25)(a)(b)(c)	2,300	2,334,748
3.75%, 07/21/26(a)	6,692	7,530,039
Credit Agricole SA 3.25%, 01/14/30(a)(b)	5,739	6,263,758
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	6,393	7,105,751
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	3,115	3,580,893
Credit Suisse Group AG 3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)	7,691	8,704,117
4.19%, 04/01/31 (Call 04/01/30)(b)(c)	14,875	17,509,311
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	10,945	12,632,078
4.55%, 04/17/26	8,114	9,507,689
Danske Bank A/S, 4.38%, 06/12/28(b)	2,242	2,556,781
Deutsche Bank AG, 4.10%, 01/13/26	2,048	2,255,150
Deutsche Bank AG/New York NY 3.55%, 09/18/31 (Call 09/18/30)(c)	7,437	7,968,744
4.10%, 01/13/26(a)	1,170	1,288,671
Discover Bank 2.70%, 02/06/30 (Call 11/06/29)(a)	3,051	3,272,349
3.45%, 07/27/26 (Call 04/27/26)	1,007	1,122,672
4.25%, 03/13/26	625	718,559
4.65%, 09/13/28 (Call 06/13/28)	3,611	4,303,193
Fifth Third Bancorp. 2.55%, 05/05/27 (Call 04/05/27)	3,640	3,929,889
3.95%, 03/14/28 (Call 02/14/28)(a)	2,716	3,187,934
Fifth Third Bank NA 2.25%, 02/01/27 (Call 01/01/27)	2,260	2,396,580
3.85%, 03/15/26 (Call 02/15/26)	4,176	4,733,272
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,150	1,339,500
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(c)	2,589	2,803,887
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	10,715	11,584,481
3.50%, 11/16/26 (Call 11/16/25)(a)	12,665	14,200,604
3.69%, 06/05/28 (Call 06/05/27)(c)	11,687	13,401,670
3.75%, 02/25/26 (Call 11/25/25)	6,911	7,843,895
3.80%, 03/15/30 (Call 12/15/29)	11,768	13,784,654
3.81%, 04/23/29 (Call 04/23/28)(c)	10,920	12,621,047
3.85%, 01/26/27 (Call 01/26/26)	11,350	12,972,225
4.22%, 05/01/29 (Call 05/01/28)(c)	15,572	18,491,656
5.95%, 01/15/27	2,774	3,510,140
HSBC Holdings PLC 2.01%, 09/22/28 (Call 09/22/27)(c)	1,530	1,554,795
2.36%, 08/18/31 (Call 08/18/30)(c)	5,077	5,209,550

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 06/04/31 (Call 06/04/30)(c)	$10,004	$10,678,993
3.90%, 05/25/26(a)	12,873	14,577,010
3.97%, 05/22/30 (Call 05/22/29)(c)	13,141	15,141,516
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	12,893	14,640,420
4.30%, 03/08/26	16,469	18,909,627
4.38%, 11/23/26	7,301	8,347,183
4.58%, 06/19/29 (Call 06/19/28)(c)	14,674	17,304,871
4.95%, 03/31/30	13,967	17,401,855
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	5,205	5,574,720
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,990	3,247,319
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,969	2,172,988
ING Groep NV 3.95%, 03/29/27	5,974	6,865,829
4.05%, 04/09/29	4,899	5,842,694
4.55%, 10/02/28	4,076	4,970,260
4.63%, 01/06/26(b)	6,982	8,201,873
Intesa Sanpaolo SpA 3.88%, 07/14/27(b)	2,350	2,584,936
3.88%, 01/12/28(b)	2,270	2,506,062
JPMorgan Chase & Co. 1.76%, 11/19/31 (Call 11/19/30)(c)	425	427,044
2.18%, 06/01/28 (Call 06/01/27)(c)	5,299	5,567,741
2.52%, 04/22/31 (Call 04/22/30)(c)	15,122	16,237,714
2.74%, 10/15/30 (Call 10/15/29)(c)	22,970	24,907,161
2.95%, 10/01/26 (Call 07/01/26)	12,550	13,926,645
2.96%, 05/13/31 (Call 05/13/30)(c)	13,662	14,915,051
3.20%, 06/15/26 (Call 03/15/26)	9,337	10,433,167
3.30%, 04/01/26 (Call 01/01/26)	9,279	10,362,236
3.51%, 01/23/29 (Call 01/23/28)(c)	9,072	10,282,394
3.54%, 05/01/28 (Call 05/01/27)(c)	10,468	11,861,973
3.63%, 12/01/27 (Call 12/01/26)	6,945	7,876,932
3.70%, 05/06/30 (Call 05/06/29)(a)(c)	10,508	12,132,640
3.78%, 02/01/28 (Call 02/01/27)(c)	11,567	13,281,153
3.96%, 01/29/27 (Call 01/29/26)(c)	6,326	7,235,602
4.01%, 04/23/29 (Call 04/23/28)(c)	11,932	13,970,479
4.13%, 12/15/26	7,319	8,560,500
4.20%, 07/23/29 (Call 07/23/28)(c)	11,768	13,993,554
4.25%, 10/01/27	7,835	9,235,299
4.45%, 12/05/29 (Call 12/05/28)(c)	10,957	13,299,151
4.49%, 03/24/31 (Call 03/24/30)(c)	10,840	13,299,239
7.63%, 10/15/26	2,100	2,843,279
8.00%, 04/29/27	3,087	4,258,016
KeyBank N.A./Cleveland OH 3.40%, 05/20/26(a)	2,903	3,237,431
3.90%, 04/13/29	1,860	2,149,651
6.95%, 02/01/28	396	516,484
KeyCorp 2.25%, 04/06/27(a)	3,474	3,689,554
2.55%, 10/01/29(a)	4,095	4,443,653
4.10%, 04/30/28	3,117	3,679,657
Lloyds Banking Group PLC 3.57%, 11/07/28 (Call 11/07/27)(a)(c)	8,111	9,101,789
3.75%, 01/11/27(a)	5,712	6,438,139
4.38%, 03/22/28	7,309	8,669,024
4.55%, 08/16/28	3,958	4,781,298
4.58%, 12/10/25	6,229	7,011,006
4.65%, 03/24/26	7,633	8,710,017

Security	Par (000)	Value

Banks (continued)
Macquarie Bank Ltd. 3.62%, 06/03/30(a)(b)	$3,732	$4,048,469
3.90%, 01/15/26(a)(b)	1,095	1,260,697
Macquarie Group Ltd. 3.76%, 11/28/28 (Call 11/28/27)(b)(c)	2,941	3,239,188
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)	2,220	2,579,559
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	4,083	4,911,147
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	289	324,728
Mitsubishi UFJ Financial Group Inc. 2.05%, 07/17/30	810	839,926
2.56%, 02/25/30	7,117	7,652,280
2.76%, 09/13/26	4,477	4,897,698
3.20%, 07/18/29(a)	9,869	11,091,718
3.29%, 07/25/27(a)	3,961	4,436,944
3.68%, 02/22/27	5,197	5,950,350
3.74%, 03/07/29	4,674	5,449,372
3.85%, 03/01/26	11,759	13,531,678
3.96%, 03/02/28	7,596	8,941,148
4.05%, 09/11/28	2,524	2,995,403
Mizuho Financial Group Inc. 1.98%, 09/08/31 (Call 09/08/30)(c)	5,235	5,323,010
2.20%, 07/10/31 (Call 07/10/30)(c)	4,502	4,652,581
2.59%, 05/25/31 (Call 05/25/30)(c)	3,520	3,739,364
2.84%, 09/13/26(a)	178	195,503
2.87%, 09/13/30 (Call 09/13/29)(c)	5,254	5,694,243
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	1,038	1,151,889
3.17%, 09/11/27	6,148	6,853,094
3.48%, 04/12/26(a)(b)	7,015	7,870,241
3.66%, 02/28/27	2,815	3,193,596
4.02%, 03/05/28	5,808	6,802,551
4.25%, 09/11/29 (Call 09/11/28)(c)	3,051	3,612,959
Morgan Stanley 1.79%, 02/13/32 (Call 02/13/31)(a)(c)	10,245	10,324,566
2.70%, 01/22/31 (Call 01/22/30)(c)	16,147	17,543,300
3.13%, 07/27/26	13,286	14,840,976
3.59%, 07/22/28 (Call 07/22/27)(c)	12,089	13,751,467
3.62%, 04/01/31 (Call 04/01/30)(c)	13,406	15,620,505
3.63%, 01/20/27	10,743	12,277,972
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	13,528	15,652,137
3.88%, 01/27/26	12,020	13,738,648
3.95%, 04/23/27	10,074	11,608,409
4.35%, 09/08/26	11,630	13,653,680
4.43%, 01/23/30 (Call 01/23/29)(c)	14,462	17,626,705
6.25%, 08/09/26	4,471	5,701,662
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	303	329,335
National Australia Bank Ltd. 2.33%, 08/21/30(a)(b)	5,258	5,324,213
3.50%, 01/10/27(a)(b)	4,145	4,720,172
3.93%, 08/02/34 (Call 08/02/29)(b)(c)	7,286	8,162,070
National Australia Bank Ltd./New York 2.50%, 07/12/26	5,833	6,347,579
3.38%, 01/14/26	2,120	2,381,443
Natwest Group PLC 3.07%, 05/22/28 (Call 05/22/27)(c)	3,487	3,751,802
4.45%, 05/08/30 (Call 05/08/29)(c)	7,003	8,301,997
4.80%, 04/05/26	7,632	8,921,817
4.89%, 05/18/29 (Call 05/18/28)(c)	6,858	8,243,572
5.08%, 01/27/30 (Call 01/27/29)(c)	7,567	9,286,734

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(c)(d)	$1,235	$1,235,000
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	2,581	2,988,156
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	2,165	2,275,062
3.15%, 05/03/29 (Call 02/03/29)	3,097	3,517,554
3.38%, 05/08/32 (Call 05/08/27)(c)	465	510,080
3.65%, 08/03/28 (Call 05/03/28)(a)	3,028	3,560,185
PNC Bank N.A. 2.70%, 10/22/29(a)	4,081	4,456,251
3.10%, 10/25/27 (Call 09/25/27)	1,020	1,144,236
3.25%, 01/22/28 (Call 12/23/27)	4,807	5,454,383
4.05%, 07/26/28(a)	6,823	8,068,244
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	9,700	10,591,741
2.60%, 07/23/26 (Call 05/23/26)(a)	4,277	4,686,080
3.15%, 05/19/27 (Call 04/19/27)	204	229,653
3.45%, 04/23/29 (Call 01/23/29)	7,617	8,794,436
Royal Bank of Canada, 4.65%, 01/27/26(a)	4,730	5,609,793
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	6,674	7,208,832
4.40%, 07/13/27 (Call 04/14/27)	4,594	5,208,754
Santander UK Group Holdings PLC, 3.82%, 11/03/28 (Call 11/03/27)(a)(c)	5,295	5,966,679
Santander UK PLC, 7.95%, 10/26/29	175	237,313
Shinhan Bank Co. Ltd. 3.75%, 09/20/27(b)	200	219,756
4.00%, 04/23/29(b)	2,765	3,123,612
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(b)	400	403,659
Societe Generale SA 3.00%, 01/22/30(a)(b)	8,464	8,946,239
3.65%, 07/08/35 (Call 07/08/30)(b)(c)	4,288	4,506,141
4.00%, 01/12/27(a)(b)	5,148	5,779,412
4.25%, 08/19/26(b)	2,619	2,910,257
4.75%, 09/14/28(a)(b)	3,015	3,590,556
Standard Chartered PLC 4.05%, 04/12/26(b)	7,690	8,648,697
4.30%, 02/19/27(a)(b)	1,759	1,951,526
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	4,925	5,744,681
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	8,772	10,553,149
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,725	3,049,674
State Street Corp. 2.40%, 01/24/30(a)	7,079	7,771,777
2.65%, 05/19/26	2,015	2,213,044
3.03%, 11/01/34 (Call 11/01/29)(c)	813	891,808
3.15%, 03/30/31 (Call 03/30/30)(c)	1,120	1,284,694
4.14%, 12/03/29 (Call 12/03/28)(a)(c)	2,410	2,913,863
Sumitomo Mitsui Financial Group Inc. 2.13%, 07/08/30	8,056	8,388,244
2.14%, 09/23/30	1,076	1,080,007
2.63%, 07/14/26	8,916	9,678,074
2.72%, 09/27/29	2,962	3,217,054
2.75%, 01/15/30	5,536	6,054,309
3.01%, 10/19/26	5,950	6,582,054
3.04%, 07/16/29	11,589	12,879,520
3.20%, 09/17/29(a)	2,430	2,643,458
3.35%, 10/18/27	2,860	3,207,539
3.36%, 07/12/27	7,873	8,886,890
3.45%, 01/11/27	5,761	6,452,084
3.54%, 01/17/28	3,122	3,547,725

Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$3,940	$4,479,156
3.94%, 07/19/28	3,752	4,384,344
4.31%, 10/16/28(a)	3,454	4,131,240
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)(a)	3,067	3,443,814
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(c)	5,093	5,742,600
Truist Bank 2.25%, 03/11/30 (Call 12/11/29)	5,659	5,946,187
3.30%, 05/15/26 (Call 04/15/26)	3,766	4,212,477
3.80%, 10/30/26 (Call 09/30/26)	2,925	3,370,364
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	3,313	3,303,622
1.95%, 06/05/30 (Call 03/05/30)	3,464	3,610,342
3.88%, 03/19/29 (Call 02/16/29)(a)	3,155	3,678,443
U.S. Bancorp. 1.38%, 07/22/30 (Call 04/22/30)	5,616	5,635,159
3.00%, 07/30/29 (Call 04/30/29)	5,474	6,158,585
3.10%, 04/27/26 (Call 03/27/26)	2,972	3,311,263
3.90%, 04/26/28 (Call 03/24/28)	3,759	4,479,611
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,215	4,570,354
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,398	4,965,670
UBS Group AG 1.36%, 01/30/27 (Call 01/30/26)(b)(c)	6,418	6,484,983
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	8,271	9,249,063
4.13%, 04/15/26(b)	7,411	8,557,972
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	8,719	10,193,453
Wachovia Corp., 7.57%, 08/01/26(a)(e)	1,155	1,511,719
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,716	1,868,190
Wells Fargo & Co. 2.39%, 06/02/28 (Call 06/02/27)(c)	12,982	13,701,073
2.57%, 02/11/31 (Call 02/11/30)(c)	11,545	12,272,561
2.88%, 10/30/30 (Call 10/30/29)(c)	17,296	18,801,772
3.00%, 04/22/26	16,007	17,575,212
3.00%, 10/23/26	17,434	19,200,014
3.20%, 06/17/27 (Call 06/17/26)(c)	11,553	12,752,308
3.58%, 05/22/28 (Call 05/22/27)(c)	11,755	13,288,110
4.10%, 06/03/26	11,500	13,230,818
4.15%, 01/24/29 (Call 10/24/28)	12,311	14,590,237
4.30%, 07/22/27	11,455	13,362,913
4.48%, 04/04/31 (Call 04/04/30)(c)	13,162	16,039,678
Westpac Banking Corp. 2.65%, 01/16/30(a)	3,553	3,971,271
2.70%, 08/19/26(a)	205	225,653
2.85%, 05/13/26	4,924	5,443,636
3.35%, 03/08/27(a)	4,311	4,895,911
3.40%, 01/25/28(a)	4,133	4,785,292
4.11%, 07/24/34 (Call 07/24/29)(c)	9,749	11,079,211
4.32%, 11/23/31 (Call 11/23/26)(c)	3,559	4,028,062
Wintrust Financial Corp., 4.85%, 06/06/29	638	682,913
Woori Bank, 5.13%, 08/06/28(b)	1,000	1,197,260
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,188	3,276,519

		2,372,583,056

Beverages — 2.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	14,092	15,926,386
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	6,919	7,811,392
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)(a)	6,591	7,627,701

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 04/13/28 (Call 01/13/28)	$13,155	$15,424,119
4.75%, 01/23/29 (Call 10/23/28)	18,701	22,976,841
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	4,396	5,088,388
Coca-Cola Co. (The) 1.00%, 03/15/28	6,127	6,128,489
1.45%, 06/01/27	5,051	5,201,570
1.65%, 06/01/30	4,349	4,486,783
2.13%, 09/06/29	7,475	8,009,317
2.25%, 09/01/26(a)	2,587	2,811,361
2.55%, 06/01/26	2,880	3,159,336
2.90%, 05/25/27(a)	2,499	2,782,834
3.38%, 03/25/27	5,113	5,872,292
3.45%, 03/25/30	7,311	8,621,204
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	6,759	7,311,345
Constellation Brands Inc. 2.88%, 05/01/30 (Call 02/01/30)(a)	1,619	1,775,089
3.15%, 08/01/29 (Call 05/01/29)	4,353	4,833,363
3.50%, 05/09/27 (Call 02/09/27)	2,024	2,291,761
3.60%, 02/15/28 (Call 11/15/27)(a)	2,674	3,032,001
3.70%, 12/06/26 (Call 09/06/26)	3,786	4,341,715
4.65%, 11/15/28 (Call 08/15/28)	2,979	3,621,791
4.75%, 12/01/25(a)	2,318	2,736,390
Diageo Capital PLC 2.00%, 04/29/30 (Call 01/29/30)	4,339	4,550,846
2.38%, 10/24/29 (Call 07/24/29)	3,990	4,303,593
3.88%, 05/18/28 (Call 02/18/28)	2,927	3,408,143
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	5,533	6,272,342
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	3,738	4,074,628
3.20%, 05/01/30 (Call 02/01/30)	5,241	5,933,358
3.43%, 06/15/27 (Call 03/15/27)	2,662	3,033,789
4.60%, 05/25/28 (Call 02/25/28)	7,445	9,011,594
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	7,880	8,585,797
PepsiCo Inc. 1.40%, 02/25/31 (Call 11/25/30)	4,000	4,040,940
1.63%, 05/01/30 (Call 02/01/30)	5,006	5,154,206
2.38%, 10/06/26 (Call 07/06/26)	4,921	5,360,356
2.63%, 03/19/27 (Call 01/19/27)	4,052	4,460,062
2.63%, 07/29/29 (Call 04/29/29)(a)	4,757	5,264,690
2.75%, 03/19/30 (Call 12/19/29)	7,409	8,300,099
2.85%, 02/24/26 (Call 11/24/25)	2,177	2,406,199
3.00%, 10/15/27 (Call 07/15/27)	7,110	8,012,886
7.00%, 03/01/29(a)	505	728,416
Pernod Ricard International Finance LLC, 1.25%, 04/01/28 (Call 02/01/28)(a)(b)	4,035	3,984,771
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,130	2,384,991

		251,143,174

Biotechnology — 0.7%
Amgen Inc. 2.20%, 02/21/27 (Call 12/21/26)	10,925	11,586,938
2.45%, 02/21/30 (Call 11/21/29)	8,185	8,782,267
2.60%, 08/19/26 (Call 05/19/26)	5,537	6,007,682
3.20%, 11/02/27 (Call 08/02/27)	936	1,052,021
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	7,416	7,686,255
Gilead Sciences Inc. 1.20%, 10/01/27 (Call 08/01/27)(a)	2,118	2,127,307
1.65%, 10/01/30 (Call 07/01/30)	6,269	6,252,449
2.95%, 03/01/27 (Call 12/01/26)(a)	5,905	6,529,044

Security	Par (000)	Value

Biotechnology (continued)
3.65%, 03/01/26 (Call 12/01/25)(a)	$9,390	$10,644,540
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	6,185	6,086,149
Royalty Pharma PLC 1.75%, 09/02/27 (Call 07/02/27)(b)	969	983,933
2.20%, 09/02/30 (Call 06/02/30)(b)	5,650	5,716,452

		73,455,037

Building Materials — 0.5%
Carrier Global Corp. 2.49%, 02/15/27 (Call 12/15/26)(b)	7,057	7,537,890
2.72%, 02/15/30 (Call 11/15/29)(b)	9,228	9,831,125
CRH America Finance Inc. 3.40%, 05/09/27 (Call 02/09/27)(b)	267	296,477
3.95%, 04/04/28 (Call 01/04/28)(b)	5,361	6,204,540
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	3,892	4,317,243
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	967	1,096,635
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	1,622	1,661,282
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	440	485,397
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)(a)	1,540	1,555,720
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 03/01/27)	285	317,838
3.50%, 12/15/27 (Call 09/15/27)	2,990	3,378,506
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	1,524	1,607,306
Masco Corp. 3.50%, 11/15/27 (Call 08/15/27)	2,295	2,577,528
4.38%, 04/01/26 (Call 01/01/26)	1,778	2,077,880
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	3,245	3,559,651
3.88%, 06/01/30 (Call 03/01/30)	754	866,613
3.95%, 08/15/29 (Call 05/15/29)	2,045	2,340,757
Vulcan Materials Co. 3.50%, 06/01/30 (Call 03/01/30)	4,715	5,386,201
3.90%, 04/01/27 (Call 01/01/27)(a)	1,847	2,127,966

		57,226,555

Chemicals — 1.9%
Air Liquide Finance SA 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	3,192	3,422,398
2.50%, 09/27/26 (Call 06/27/26)(b)	7,254	7,881,350
Air Products and Chemicals Inc. 1.85%, 05/15/27 (Call 03/15/27)(a)	5,682	5,989,325
2.05%, 05/15/30 (Call 02/15/30)(a)	5,144	5,481,399
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)	125	127,927
Cabot Corp. 3.40%, 09/15/26 (Call 06/15/26)(a)	1,745	1,862,272
4.00%, 07/01/29 (Call 04/01/29)	2,466	2,630,512
CF Industries Inc., 4.50%, 12/01/26(b)	2,631	3,123,503
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/01/26 (Call 09/01/26)(a)(b)	2,622	2,909,546
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	2,655	2,980,897
Dow Chemical Co. (The) 2.10%, 11/15/30 (Call 08/15/30)(a)	490	501,696
3.63%, 05/15/26 (Call 03/15/26)(a)	3,047	3,422,852

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.80%, 11/30/28 (Call 08/30/28)(a)	$4,846	$5,958,177
7.38%, 11/01/29	4,113	5,872,566
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	11,669	14,381,079
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	2,194	2,622,232
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)	2,800	2,785,864
2.70%, 11/01/26 (Call 08/01/26)	2,943	3,271,170
3.25%, 12/01/27 (Call 09/01/27)	3,584	4,063,896
4.80%, 03/24/30 (Call 12/24/29)	3,350	4,287,323
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	1,830	1,942,934
Equate Petrochemical BV, 4.25%, 11/03/26(b)	6,300	6,870,654
FMC Corp. 3.20%, 10/01/26 (Call 08/01/26)	1,981	2,196,181
3.45%, 10/01/29 (Call 07/01/29)	2,234	2,518,411
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	4,506	5,188,707
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)(a)	2,424	2,866,582
LG Chem Ltd., 3.63%, 04/15/29(b)	1,000	1,113,142
Linde Inc., 3.20%, 01/30/26 (Call 10/30/25)(a)	2,432	2,717,591
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	3,800	3,757,907
LYB Finance Co. BV, 8.10%, 03/15/27(b)	1,160	1,533,318
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	2,955	3,302,787
LYB International Finance III LLC 2.25%, 10/01/30 (Call 07/01/30)(a)	1,633	1,668,351
3.38%, 05/01/30 (Call 02/01/30)(a)	2,989	3,339,497
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,075	3,743,751
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	3,284,794
Nutrien Ltd. 2.95%, 05/13/30 (Call 02/13/30)	2,901	3,190,661
4.00%, 12/15/26 (Call 09/15/26)	950	1,102,290
4.20%, 04/01/29 (Call 01/01/29)(a)	3,950	4,741,427
Nutrition & Biosciences Inc. 1.83%, 10/15/27 (Call 08/15/27)(b)	4,704	4,800,354
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	3,768	3,877,067
PPG Industries Inc. 2.55%, 06/15/30 (Call 03/15/30)	272	293,228
2.80%, 08/15/29 (Call 05/15/29)	3,295	3,600,463
3.75%, 03/15/28 (Call 12/15/27)	2,359	2,846,068
Rohm & Haas Co., 7.85%, 07/15/29	2,127	3,016,620
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	2,317	2,566,685
4.55%, 03/01/29 (Call 12/01/28)(a)	2,875	3,356,357
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,000	4,738,816
Sherwin-Williams Co. (The) 2.30%, 05/15/30 (Call 02/15/30)	2,957	3,118,121
2.95%, 08/15/29 (Call 05/15/29)	4,426	4,901,866
3.45%, 06/01/27 (Call 03/01/27)	8,084	9,198,899
3.95%, 01/15/26 (Call 10/15/25)	250	285,640
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,405	2,747,424
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	2,195	2,522,022
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(a)(b)	5,197	5,572,472

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp. 3.38%, 06/15/30 (Call 03/15/30)(a)	$971	$1,063,212
3.60%, 08/15/26 (Call 05/15/26)	4,394	4,865,860
Yara International ASA 3.15%, 06/04/30 (Call 03/04/30)(b)	4,412	4,773,206
3.80%, 06/06/26 (Call 03/06/26)(b)	15	16,728
4.75%, 06/01/28 (Call 03/01/28)(b)	4,708	5,598,143

		212,414,220

Commercial Services — 1.2%
Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/27 (Call 02/04/27)(b)	7,387	7,869,371
4.38%, 07/03/29(b)	1,580	1,715,383
Ashtead Capital Inc. 4.00%, 05/01/28 (Call 05/01/23)(b)	1,543	1,620,150
4.13%, 08/15/25 (Call 12/14/20)(b)	2,600	2,678,000
4.25%, 11/01/29 (Call 11/01/24)(b)	2,217	2,405,445
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	564	593,672
5.25%, 08/01/26 (Call 08/01/21)(b)	3,120	3,299,400
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	3,012	2,993,849
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	2,907	3,108,381
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	5,909	6,802,471
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,907	1,999,707
DP World Crescent Ltd. 3.75%, 01/30/30 (Call 10/30/29)(a)(b)	3,000	3,182,490
4.85%, 09/26/28(a)(b)	3,800	4,322,500
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	75	78,504
Equifax Inc. 2.60%, 12/15/25 (Call 11/15/25)	2,334	2,525,459
3.10%, 05/15/30 (Call 02/15/30)(a)	2,996	3,312,708
3.25%, 06/01/26 (Call 03/01/26)	580	629,546
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(a)(b)	2,870	3,168,610
Experian Finance PLC 2.75%, 03/08/30 (Call 12/08/29)(b)	2,485	2,697,731
4.25%, 02/01/29 (Call 11/01/28)(b)	2,515	2,969,519
Global Payments Inc. 2.90%, 05/15/30 (Call 02/15/30)	2,065	2,258,902
3.20%, 08/15/29 (Call 05/15/29)(a)	6,683	7,418,805
4.45%, 06/01/28 (Call 03/01/28)	3,091	3,653,087
4.80%, 04/01/26 (Call 01/01/26)	4,069	4,814,337
IHS Markit Ltd. 4.00%, 03/01/26 (Call 12/01/25)(a)(b)	2,495	2,852,958
4.25%, 05/01/29 (Call 02/01/29)	4,343	5,177,985
4.75%, 08/01/28 (Call 05/01/28)	3,579	4,324,005
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	50	51,231
Moody’s Corp. 3.25%, 01/15/28 (Call 10/15/27)	2,384	2,699,235
4.25%, 02/01/29 (Call 11/01/28)(a)	1,445	1,729,698
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)	1,901	2,042,372
2.65%, 10/01/26 (Call 08/01/26)	9,620	10,510,456
2.85%, 10/01/29 (Call 07/01/29)	7,806	8,676,663
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	100	107,021
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)(a)	2,545	2,819,295
4.00%, 03/18/29 (Call 12/18/28)(a)	4,770	5,663,904

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc. 1.25%, 08/15/30 (Call 05/15/30)(a)	$3,272	$3,235,148
2.50%, 12/01/29 (Call 09/01/29)(a)	2,297	2,490,904
2.95%, 01/22/27 (Call 10/22/26)	1,629	1,803,978
Transurban Finance Co. Pty Ltd. 3.38%, 03/22/27 (Call 12/22/26)(a)(b)	4,732	5,221,991
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	110	125,261
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(a)	3,975	4,776,584
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	41	41,514

		140,468,230

Computers — 2.2%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	4,058	4,224,233
Apple Inc. 1.25%, 08/20/30 (Call 05/20/30)	1,388	1,391,909
1.65%, 05/11/30 (Call 02/11/30)	8,113	8,391,287
2.05%, 09/11/26 (Call 07/11/26)	6,619	7,082,272
2.20%, 09/11/29 (Call 06/11/29)	10,674	11,524,145
2.45%, 08/04/26 (Call 05/04/26)	8,769	9,545,732
2.90%, 09/12/27 (Call 06/12/27)	11,026	12,353,590
3.00%, 06/20/27 (Call 03/20/27)	7,216	8,123,426
3.00%, 11/13/27 (Call 08/13/27)	9,677	10,944,609
3.20%, 05/11/27 (Call 02/11/27)	9,766	11,077,176
3.25%, 02/23/26 (Call 11/23/25)	8,567	9,603,196
3.35%, 02/09/27 (Call 11/09/26)(a)	9,399	10,704,119
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (Call 08/01/26)(b)	9,383	11,002,273
5.30%, 10/01/29 (Call 07/01/29)(b)	7,409	8,956,375
6.02%, 06/15/26 (Call 03/15/26)(b)	21,448	26,042,081
6.10%, 07/15/27 (Call 05/15/27)(b)	2,664	3,277,217
6.20%, 07/15/30 (Call 04/15/30)(a)(b)	2,194	2,788,577
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	3,003	3,385,232
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)(a)	5,279	5,409,967
HP Inc. 3.00%, 06/17/27 (Call 04/17/27)	4,948	5,394,752
3.40%, 06/17/30 (Call 03/17/30)(a)	3,808	4,198,169
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	6,883	7,135,006
1.95%, 05/15/30 (Call 02/15/30)	6,441	6,650,275
3.30%, 05/15/26	14,287	16,121,739
3.30%, 01/27/27	3,576	4,021,434
3.45%, 02/19/26(a)	4,851	5,522,873
3.50%, 05/15/29	14,102	16,317,192
6.22%, 08/01/27	213	279,221
6.50%, 01/15/28	1,870	2,505,849
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)(b)	1,000	1,016,777
4.38%, 05/15/30 (Call 02/15/30)(b)	3,458	4,093,788
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(b)	275	290,059
NetApp Inc. 2.38%, 06/22/27 (Call 04/22/27)	431	456,728
2.70%, 06/22/30 (Call 03/22/30)(a)	3,789	3,992,880
Seagate HDD Cayman 4.09%, 06/01/29 (Call 03/01/29)(b)	2,463	2,724,301
4.13%, 01/15/31 (Call 10/15/30)(b)	120	135,314
4.88%, 06/01/27 (Call 03/01/27)(a)	2,301	2,626,582

		249,310,355

Security	Par (000)	Value

Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The) 2.38%, 12/01/29 (Call 09/01/29)	$5,143	$5,593,352
2.60%, 04/15/30 (Call 01/15/30)	1,322	1,465,654
3.15%, 03/15/27 (Call 12/15/26)	1,213	1,362,322
Procter & Gamble Co. (The) 1.20%, 10/29/30(a)	2,975	2,997,494
2.45%, 11/03/26	5,029	5,533,629
2.70%, 02/02/26(a)	2,961	3,274,503
2.80%, 03/25/27	2,014	2,245,237
2.85%, 08/11/27	4,711	5,297,067
3.00%, 03/25/30	5,072	5,874,849
Unilever Capital Corp. 1.38%, 09/14/30 (Call 06/14/30)	1,505	1,517,116
2.00%, 07/28/26	3,464	3,693,842
2.13%, 09/06/29 (Call 06/06/29)	5,659	6,067,987
2.90%, 05/05/27 (Call 02/05/27)	4,909	5,467,755
3.50%, 03/22/28 (Call 12/22/27)(a)	6,713	7,795,809

		58,186,616

Distribution & Wholesale — 0.1%
Ferguson Finance PLC 3.25%, 06/02/30 (Call 03/02/30)(a)(b)	4,245	4,702,336
4.50%, 10/24/28 (Call 07/24/28)(b)	1,635	1,961,131

		6,663,467

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/27 (Call 04/21/27)	5,715	5,915,787
3.88%, 01/23/28 (Call 10/23/27)(a)	2,596	2,650,273
4.45%, 04/03/26 (Call 02/03/26)(a)	2,304	2,479,911
4.63%, 10/15/27 (Call 08/15/27)(a)	675	734,554
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	1,625	1,770,201
Air Lease Corp. 3.00%, 02/01/30 (Call 11/01/29)	2,842	2,848,593
3.25%, 10/01/29 (Call 07/01/29)	1,878	1,918,439
3.63%, 04/01/27 (Call 01/01/27)	2,952	3,104,189
3.63%, 12/01/27 (Call 09/01/27)(a)	3,420	3,606,283
3.75%, 06/01/26 (Call 04/01/26)(a)	3,947	4,253,254
4.63%, 10/01/28 (Call 07/01/28)(a)	2,609	2,904,969
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,565	2,613,631
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	3,675	4,104,549
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	8,192	9,295,516
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	3,142	3,462,540
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	1,255	1,324,803
Aviation Capital Group LLC, 3.50%, 11/01/27 (Call 07/01/27)(a)(b)	3,048	2,908,504
Avolon Holdings Funding Ltd. 3.25%, 02/15/27 (Call 12/15/26)(b)	786	769,103
4.38%, 05/01/26 (Call 03/01/26)(b)	5,457	5,649,421
BGC Partners Inc., 4.38%, 12/15/25 (Call 09/15/25)	723	757,125
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/30 (Call 10/10/29)(a)(b)	3,977	4,312,344
3.15%, 10/02/27 (Call 07/02/27)(b)	70	78,024
BOC Aviation Ltd. 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	5,350	5,300,467
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	3,642	3,723,852

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 09/18/27 (Call 06/18/27)(b)	$225	$239,292
3.88%, 04/27/26 (Call 01/27/26)(b)	1,201	1,306,206
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	303	325,648
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	3,159	3,624,653
4.25%, 06/02/26 (Call 03/02/26)	1,596	1,846,574
4.35%, 04/15/30 (Call 01/15/30)	2,850	3,447,084
4.85%, 03/29/29 (Call 12/29/28)	5,205	6,359,401
Capital One Financial Corp. 3.65%, 05/11/27 (Call 04/11/27)	3,334	3,783,556
3.75%, 07/28/26 (Call 06/28/26)	7,157	7,970,804
3.75%, 03/09/27 (Call 02/09/27)	6,618	7,537,946
3.80%, 01/31/28 (Call 12/31/27)(a)	7,179	8,250,488
4.20%, 10/29/25 (Call 09/29/25)(a)	4,728	5,364,698
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	5,510	6,308,389
Charles Schwab Corp. (The) 3.20%, 03/02/27 (Call 12/02/26)	5,855	6,561,077
3.20%, 01/25/28 (Call 10/25/27)	4,714	5,340,676
3.25%, 05/22/29 (Call 02/22/29)	578	662,686
3.45%, 02/13/26 (Call 11/13/25)	1,093	1,232,968
4.00%, 02/01/29 (Call 11/01/28)	2,422	2,899,428
4.63%, 03/22/30 (Call 12/22/29)	338	429,344
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	2,117	2,305,498
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	3,019	3,567,909
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	3,164	3,592,357
4.50%, 01/30/26 (Call 11/30/25)(a)	5,197	5,971,748
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,692	3,028,767
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	5,644	5,572,427
GE Capital Funding LLC 4.05%, 05/15/27 (Call 03/15/27)(b)	4,088	4,596,252
4.40%, 05/15/30 (Call 02/15/30)(b)	12,244	14,106,131
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	375	409,729
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	1,021,600
Invesco Finance PLC, 3.75%, 01/15/26	1,955	2,205,990
Jefferies Group LLC, 6.45%, 06/08/27	810	1,027,421
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30	3,239	3,798,998
4.85%, 01/15/27	5,283	6,162,592
Lazard Group LLC 3.63%, 03/01/27 (Call 12/01/26)	3,102	3,387,270
4.38%, 03/11/29 (Call 12/11/28)(a)	1,412	1,643,498
4.50%, 09/19/28 (Call 06/19/28)(a)	3,544	4,175,384
Legg Mason Inc., 4.75%, 03/15/26(a)	3,401	4,044,588
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	2,714	3,048,080
2.95%, 06/01/29 (Call 03/01/29)	5,707	6,464,715
3.30%, 03/26/27 (Call 01/26/27)	3,480	3,968,128
3.35%, 03/26/30 (Call 12/26/29)(a)	7,144	8,393,149
3.50%, 02/26/28 (Call 11/26/27)	3,225	3,762,903
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	6,499	7,446,453
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	850	946,481
Nomura Holdings Inc. 2.68%, 07/16/30	4,370	4,626,566
3.10%, 01/16/30	6,906	7,514,389
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,440	5,316,381
ORIX Corp., 3.70%, 07/18/27(a)	1,240	1,414,889
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	1,783	2,108,440

Security	Par (000)	Value

Diversified Financial Services (continued)
Power Finance Corp. Ltd. 3.95%, 04/23/30(b)	$2,010	$2,108,918
6.15%, 12/06/28(b)	1,857	2,221,912
Raymond James Financial Inc. 3.63%, 09/15/26	4,350	4,985,895
4.65%, 04/01/30 (Call 01/01/30)	1,937	2,382,575
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	621	691,012
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	3,106	3,405,408
3.95%, 12/01/27 (Call 09/01/27)	5,223	5,795,896
5.15%, 03/19/29 (Call 12/19/28)	2,423	2,902,261
USAA Capital Corp., 2.13%, 05/01/30
(Call 02/01/30)(a)(b)	951	1,003,381
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)(a)	1,036	1,029,648
1.10%, 02/15/31 (Call 11/15/30)	5,700	5,590,715
1.90%, 04/15/27 (Call 02/15/27)	4,025	4,258,941
2.05%, 04/15/30 (Call 01/15/30)	6,982	7,445,662
2.75%, 09/15/27 (Call 06/15/27)	2,425	2,703,409
3.15%, 12/14/25 (Call 09/14/25)	13,384	14,940,556

		337,072,172

Electric — 6.9%
Abu Dhabi National Energy Co. PJSC 4.38%, 06/22/26(b)	5,400	6,203,250
4.88%, 04/23/30(b)	3,765	4,664,195
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,514	4,731,678
Adani Transmission Ltd., 4.00%, 08/03/26(b)	635	679,521
AEP Texas Inc. 3.95%, 06/01/28 (Call 03/01/28)	3,480	4,061,559
Series I, 2.10%, 07/01/30 (Call 04/01/30)	297	311,183
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)(a)	1,235	1,387,081
AES Corp. (The), 3.95%, 07/15/30 (Call 04/15/30)(b)	4,065	4,609,222
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	5,690	6,145,200
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	1,331	1,355,921
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	1,875	2,167,847
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	2,831	3,185,286
Ameren Illinois Co. 1.55%, 11/15/30 (Call 08/15/30)	562	568,987
3.80%, 05/15/28 (Call 02/15/28)	2,420	2,836,733
American Electric Power Co. Inc. 2.30%, 03/01/30 (Call 12/01/29)	966	1,007,175
3.20%, 11/13/27 (Call 08/13/27)(a)	1,985	2,223,817
Series J, 4.30%, 12/01/28 (Call 09/01/28)	4,112	4,916,119
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,360	1,515,583
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)(a)	543	579,477
2.60%, 08/15/29 (Call 05/15/29)(a)	2,450	2,654,927
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)(a)	2,043	2,407,976
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,050	1,213,117
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	3,813	4,409,145
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	2,523	2,718,964

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co. 1.65%, 05/15/31 (Call 02/15/31)(b)	$2,810	$2,815,157
3.25%, 04/15/28 (Call 01/15/28)	6,715	7,619,968
3.70%, 07/15/30 (Call 04/15/30)(b)	822	973,823
8.48%, 09/15/28	24	35,668
Black Hills Corp. 2.50%, 06/15/30 (Call 03/15/30)(a)	2,491	2,603,060
3.05%, 10/15/29 (Call 07/15/29)	2,718	2,971,818
3.15%, 01/15/27 (Call 07/15/26)	1,510	1,640,213
3.95%, 01/15/26 (Call 07/15/25)	1,087	1,220,994
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,320	2,547,995
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	1,185	1,277,519
CenterPoint Energy Inc. 2.95%, 03/01/30 (Call 12/01/29)(a)	1,745	1,910,800
4.25%, 11/01/28 (Call 08/01/28)	3,075	3,655,399
Cleco Corporate Holdings LLC 3.38%, 09/15/29 (Call 06/15/29)(a)	2,185	2,237,908
3.74%, 05/01/26 (Call 02/01/26)	1,901	2,043,429
Cleveland Electric Illuminating Co. (The) 3.50%, 04/01/28 (Call 01/01/28)(b)	1,400	1,492,497
4.55%, 11/15/30 (Call 08/15/30)(b)	100	115,803
CMS Energy Corp. 2.95%, 02/15/27 (Call 11/15/26)(a)	1,205	1,303,004
3.00%, 05/15/26 (Call 02/15/26)	1,917	2,111,808
3.45%, 08/15/27 (Call 05/15/27)(a)	2,173	2,448,840
3.60%, 11/15/25 (Call 08/15/25)	237	266,125
4.75%, 06/01/50 (Call 03/01/30)(a)(c)	2,983	3,280,743
Colbun SA 3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,500	2,664,500
3.95%, 10/11/27 (Call 07/11/27)(b)	2,493	2,779,720
Comision Federal de Electricidad, 4.75%, 02/23/27(b)	4,715	5,310,269
Commonwealth Edison Co. 2.20%, 03/01/30 (Call 12/01/29)(a)	4,719	5,067,161
2.55%, 06/15/26 (Call 03/15/26)	2,565	2,797,036
3.70%, 08/15/28 (Call 05/15/28)	105	122,759
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	1,724	1,911,862
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	3,146	3,511,661
Consolidated Edison Co. of New York Inc. 3.80%, 05/15/28 (Call 02/15/28)(a)	2,410	2,809,341
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	2,622	3,030,222
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	1,675	1,847,596
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	2,326	2,608,404
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,224	1,452,874
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28) .	1,168	1,380,577
Dominion Energy Inc. 4.25%, 06/01/28 (Call 03/01/28)	1,133	1,347,799
Series B, 3.60%, 03/15/27 (Call 01/15/27)	4,518	5,122,827
Series C, 3.38%, 04/01/30 (Call 01/01/30)	7,956	9,100,404
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,808	4,179,336
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)(a)	3,839	4,123,345
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	1,395	1,526,164
2.95%, 03/01/30 (Call 12/01/29)	1,567	1,713,329
3.80%, 03/15/27 (Call 12/15/26)(a)	340	387,668
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,899	3,275,911
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)	2,238	2,438,126
2.45%, 02/01/30 (Call 11/01/29)	2,925	3,150,963

Security	Par (000)	Value

Electric (continued)
2.95%, 12/01/26 (Call 09/01/26)	$2,448	$2,743,040
3.95%, 11/15/28 (Call 08/15/28)(a)	1,980	2,374,625
Series A, 6.00%, 12/01/28	50	65,190
Duke Energy Corp. 2.45%, 06/01/30 (Call 03/01/30)	5,231	5,571,401
2.65%, 09/01/26 (Call 06/01/26)	9,876	10,756,050
3.15%, 08/15/27 (Call 05/15/27)(a)	2,617	2,920,068
3.40%, 06/15/29 (Call 03/15/29)	3,827	4,348,860
Duke Energy Florida LLC 1.75%, 06/15/30 (Call 03/15/30)	1,157	1,190,181
2.50%, 12/01/29 (Call 09/01/29)	1,470	1,601,271
3.20%, 01/15/27 (Call 10/15/26)	1,624	1,826,166
3.80%, 07/15/28 (Call 04/15/28)	3,749	4,424,284
Duke Energy Ohio Inc. 2.13%, 06/01/30 (Call 03/01/30)(a)	2,544	2,673,116
3.65%, 02/01/29 (Call 11/01/28)	2,160	2,514,920
Duke Energy Progress LLC 3.45%, 03/15/29 (Call 12/15/28)(a)	3,234	3,747,596
3.70%, 09/01/28 (Call 06/01/28)	1,797	2,101,950
Duquesne Light Holdings Inc. 2.53%, 10/01/30 (Call 07/01/30)(b)	2,500	2,555,389
3.62%, 08/01/27 (Call 05/01/27)(b)	1,050	1,145,021
Edison International 4.13%, 03/15/28 (Call 12/15/27)	2,217	2,428,268
5.75%, 06/15/27 (Call 04/15/27)(a)	3,396	3,974,873
EDP Finance BV, 1.71%, 01/24/28(b)	3,741	3,748,591
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(b)	8,814	10,516,667
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	5,200	5,820,370
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29 (Call 04/18/29)(b)	3,545	3,766,563
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,974	2,191,634
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	4,209	4,903,485
Enel Finance International NV 3.50%, 04/06/28(b)	4,286	4,885,040
3.63%, 05/25/27(a)(b)	11,324	12,847,803
4.88%, 06/14/29(a)(b)	5,450	6,846,761
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,381	2,567,932
Entergy Arkansas LLC 3.50%, 04/01/26 (Call 01/01/26)(a)	2,054	2,317,895
4.00%, 06/01/28 (Call 03/01/28)	30	35,292
Entergy Corp. 2.80%, 06/15/30 (Call 03/15/30)(a)	3,297	3,586,967
2.95%, 09/01/26 (Call 06/01/26)	6,153	6,796,050
Entergy Louisiana LLC 1.60%, 12/15/30 (Call 09/15/30)	1,135	1,150,524
2.40%, 10/01/26 (Call 07/01/26)(a)	3,118	3,368,128
3.12%, 09/01/27 (Call 06/01/27)	3,671	4,075,843
3.25%, 04/01/28 (Call 01/01/28)	908	1,022,547
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	1,235	1,364,792
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	2,543	2,976,833
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,568	3,876,630
Evergy Kansas Central Inc. 2.55%, 07/01/26 (Call 04/01/26)	1,756	1,891,515
3.10%, 04/01/27 (Call 01/01/27)	1,100	1,212,678
3.25%, 12/01/25 (Call 09/01/25)	500	547,735
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,825	3,004,728

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy 3.35%, 03/15/26 (Call 12/15/25)	$1,180	$1,311,423
Series M, 3.30%, 01/15/28 (Call 10/15/27)	2,316	2,586,778
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	620	746,130
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,839	1,838,192
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	1,998	2,243,399
4.05%, 04/15/30 (Call 01/15/30)	7,097	8,421,971
FirstEnergy Corp. 2.65%, 03/01/30 (Call 12/01/29)	586	578,275
Series A, 1.60%, 01/15/26 (Call 12/15/25)	730	711,994
Series B, 2.25%, 09/01/30 (Call 06/01/30)(a)	1,530	1,461,970
Series B, 3.90%, 07/15/27 (Call 04/15/27)	8,045	8,887,333
Florida Power & Light Co., 3.13%, 12/01/25
(Call 06/01/25)	1,968	2,185,705
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,857	6,423,681
Georgia Power Co. 3.25%, 04/01/26 (Call 01/01/26)	200	223,892
3.25%, 03/30/27 (Call 12/30/26)(a)	1,905	2,083,630
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	4,635	5,085,866
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	1,230	1,376,679
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	1,848	2,129,658
Interstate Power & Light Co. 3.60%, 04/01/29 (Call 01/01/29)(a)	1,090	1,262,294
4.10%, 09/26/28 (Call 06/26/28)(a)	2,677	3,191,983
Interstate Power and Light Co., 2.30%, 06/01/30
(Call 03/01/30)	1,783	1,890,491
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)(b)	680	786,559
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	6,681	7,683,150
ITC Holdings Corp. 2.95%, 05/14/30 (Call 02/14/30)(b)	4,649	5,088,163
3.25%, 06/30/26 (Call 03/30/26)(a)	2,541	2,832,450
3.35%, 11/15/27 (Call 08/15/27)	1,984	2,211,274
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	5,585	6,221,263
Kallpa Generacion SA, 4.13%, 08/16/27
(Call 05/16/27)(b)	1,380	1,479,360
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(b)	3,920	3,927,166
Metropolitan Edison Co., 4.30%, 01/15/29
(Call 10/15/28)(b)	1,400	1,604,142
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)(a)	2,188	2,466,612
3.65%, 04/15/29 (Call 01/15/29)	5,355	6,411,145
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,877	4,368,331
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,500	4,792,500
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	1,698	1,958,474
Monongahela Power Co., 3.55%, 05/15/27
(Call 02/15/27)(b)	100	108,866
Narragansett Electric Co. (The) 3.40%, 04/09/30 (Call 01/09/30)(a)(b)	4,465	5,084,928
3.92%, 08/01/28 (Call 05/01/28)(b)	475	549,183
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	3,429	3,713,621
3.05%, 04/25/27 (Call 01/25/27)(a)	445	496,289
3.40%, 02/07/28 (Call 11/07/27)(a)	3,017	3,488,620

Security	Par (000)	Value

Electric (continued)
3.70%, 03/15/29 (Call 12/15/28)	$966	$1,129,971
3.90%, 11/01/28 (Call 08/01/28)(a)	2,461	2,900,292
5.25%, 04/20/46 (Call 04/20/26)(c)	130	144,068
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,441	2,869,101
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,578	1,687,916
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(b)	219	245,580
NextEra Energy Capital Holdings Inc. 2.25%, 06/01/30 (Call 03/01/30)	10,485	10,977,690
2.75%, 11/01/29 (Call 08/01/29)	5,043	5,504,470
3.25%, 04/01/26 (Call 02/01/26)(a)	2,878	3,219,227
3.50%, 04/01/29 (Call 01/01/29)	4,319	4,975,335
3.55%, 05/01/27 (Call 02/01/27)	3,780	4,311,148
4.80%, 12/01/77 (Call 12/01/27)(c)	888	975,758
5.65%, 05/01/79 (Call 05/01/29)(c)	1,901	2,230,131
Niagara Mohawk Power Corp. 1.96%, 06/27/30 (Call 03/27/30)(a)(b)	2,375	2,454,163
4.28%, 12/15/28 (Call 09/15/28)(b)	3,827	4,586,845
NRG Energy Inc. 2.45%, 12/02/27 (Call 10/02/27)(b)	1,365	1,403,499
4.45%, 06/15/29 (Call 03/15/29)(b)	2,875	3,272,999
NSTAR Electric Co. 2.70%, 06/01/26 (Call 03/01/26)	143	154,651
3.20%, 05/15/27 (Call 02/15/27)	4,022	4,528,630
3.25%, 05/15/29 (Call 02/15/29)(a)	2,955	3,396,942
3.95%, 04/01/30 (Call 01/01/30)	1,005	1,218,943
Ohio Power Co., Series P, 2.60%, 04/01/30
(Call 01/01/30)(a)	2,100	2,303,042
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (Call 10/01/29)(a)	2,124	2,428,582
3.30%, 03/15/30 (Call 09/15/29)(a)	1,137	1,299,911
3.80%, 08/15/28 (Call 02/15/28)	2,278	2,652,882
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	1,136	1,269,576
Pacific Gas & Electric Co. 2.10%, 08/01/27 (Call 06/01/27)	8,764	8,813,186
2.95%, 03/01/26 (Call 12/01/25)(a)	919	963,177
3.15%, 01/01/26	14,340	15,153,388
3.30%, 03/15/27 (Call 12/15/26)	161	169,925
3.30%, 12/01/27 (Call 09/01/27)(a)	1,443	1,531,992
3.75%, 07/01/28	5,077	5,489,117
4.55%, 07/01/30 (Call 01/01/30)	13,293	15,180,779
Pacific Gas and Electric Co., 4.65%, 08/01/28
(Call 05/01/28)	35	39,371
PacifiCorp 2.70%, 09/15/30 (Call 06/15/30)	257	283,484
3.50%, 06/15/29 (Call 03/15/29)	773	894,170
Pennsylvania Electric Co. 3.25%, 03/15/28 (Call 12/15/27)(b)	1,260	1,359,808
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,675	1,839,011
Perusahaan Listrik Negara PT 3.88%, 07/17/29(a)(b)	3,697	4,089,806
4.13%, 05/15/27(b)	2,876	3,180,856
5.45%, 05/21/28(a)(b)	9,307	11,168,400
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	4,000	4,154,421
3.38%, 02/05/30(a)(b)	675	713,813

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	$6,088	$6,765,960
4.13%, 04/15/30 (Call 01/15/30)(a)	5,460	6,452,484
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	2,261	2,643,727
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	1,200	1,255,931
Public Service Electric & Gas Co. 2.25%, 09/15/26 (Call 06/15/26)	1,748	1,882,511
2.45%, 01/15/30 (Call 10/15/29)	236	257,578
3.00%, 05/15/27 (Call 02/15/27)	2,392	2,659,861
3.20%, 05/15/29 (Call 02/15/29)	1,158	1,322,807
3.65%, 09/01/28 (Call 06/01/28)	1,599	1,853,193
3.70%, 05/01/28 (Call 02/01/28)	933	1,090,363
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	4,270	4,215,001
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(b)	2,115	2,395,684
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	116	156,349
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	243	269,312
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)(a)	2,152	2,329,059
6.00%, 06/01/26	110	136,742
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	1,450	1,466,688
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	3,120	3,455,223
3.40%, 02/01/28 (Call 11/01/27)	5,630	6,292,160
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	1,511	1,643,764
Southern California Edison Co. 2.25%, 06/01/30 (Call 03/01/30)(a)	1,242	1,288,247
2.85%, 08/01/29 (Call 05/01/29)(a)	1,775	1,920,908
6.65%, 04/01/29	1,630	2,047,110
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,658	3,105,475
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,985	3,340,494
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	9,145	10,236,416
Series A, 3.70%, 04/30/30 (Call 01/30/30)	2,825	3,280,476
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,833	2,101,627
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	3,094	3,340,697
Series M, 4.10%, 09/15/28 (Call 06/15/28)	3,613	4,220,992
SP Group Treasury Pte Ltd., 3.38%, 02/27/29
(Call 11/27/28)(a)(b)	3,426	3,895,470
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	3,880	4,312,698
State Grid Overseas Investment 2016 Ltd. 3.50%, 05/04/27(b)	12,325	13,716,411
4.25%, 05/02/28(b)	3,235	3,795,066
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)(b)	4,737	5,080,148
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,000	1,120,000
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	2,615	2,601,041
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	2,855	3,145,047
2.95%, 03/15/30 (Call 12/15/29)	580	646,744
3.50%, 03/15/29 (Call 12/15/28)	1,803	2,084,599
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	1,344	1,505,615
Series A, 3.15%, 01/15/26 (Call 10/15/25)	2,540	2,821,010
Series A, 3.50%, 03/15/27 (Call 12/15/26)	701	802,586

Security	Par (000)	Value

Electric (continued)
Series A, 3.80%, 04/01/28 (Call 01/01/28)	$3,353	$3,952,925
Series B, 2.95%, 11/15/26 (Call 08/15/26)	3,220	3,586,474
Vistra Operations Co. LLC 3.70%, 01/30/27 (Call 11/30/26)(b)	4,915	5,388,547
4.30%, 07/15/29 (Call 04/15/29)(b)	3,758	4,193,129
WEC Energy Group Inc. 1.38%, 10/15/27 (Call 08/15/27)(a)	721	725,183
1.80%, 10/15/30 (Call 07/15/30)(a)	250	250,665
Wisconsin Power & Light Co. 3.00%, 07/01/29 (Call 04/01/29)(a)	1,734	1,971,679
3.05%, 10/15/27 (Call 07/15/27)(a)	1,441	1,604,159
Xcel Energy Inc. 2.60%, 12/01/29 (Call 06/01/29)	2,554	2,774,519
3.35%, 12/01/26 (Call 06/01/26)	4,488	5,029,361
3.40%, 06/01/30 (Call 12/01/29)(a)	325	373,609
4.00%, 06/15/28 (Call 12/15/27)(a)	3,314	3,906,880

		768,861,560

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 0.88%, 10/15/26 (Call 09/15/26)	681	687,416
1.80%, 10/15/27 (Call 08/15/27)	2,646	2,781,330
1.95%, 10/15/30 (Call 07/15/30)(a)	70	73,386

		3,542,132

Electronics — 1.0%
Agilent Technologies Inc. 2.10%, 06/04/30 (Call 03/04/30)(a)	806	841,355
2.75%, 09/15/29 (Call 06/15/29)(a)	3,863	4,219,942
3.05%, 09/22/26 (Call 06/22/26)(a)	1,996	2,179,525
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)(a)	2,673	2,942,218
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	950	1,040,074
Amphenol Corp. 2.80%, 02/15/30 (Call 11/15/29)	2,996	3,268,400
4.35%, 06/01/29 (Call 03/01/29)(a)	2,062	2,497,018
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	2,061	2,327,080
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	3,394	3,770,585
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	2,904	3,225,809
4.88%, 06/15/29 (Call 03/15/29)	3,580	4,196,061
4.88%, 05/12/30 (Call 02/12/30)(a)	2,130	2,533,537
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)(a)	852	892,834
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	5,490	6,073,468
Honeywell International Inc. 1.95%, 06/01/30 (Call 03/01/30)	3,623	3,833,544
2.50%, 11/01/26 (Call 08/01/26)(a)	8,607	9,461,402
2.70%, 08/15/29 (Call 05/15/29)	854	955,122
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	1,175	1,267,967
3.50%, 02/15/28 (Call 11/15/27)	3,095	3,375,309
Jabil Inc. 3.00%, 01/15/31 (Call 10/15/30)	828	864,041
3.60%, 01/15/30 (Call 10/15/29)(a)	1,955	2,158,516
3.95%, 01/12/28 (Call 10/12/27)	2,693	2,976,471
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)(a)	1,801	1,987,739
4.60%, 04/06/27 (Call 01/06/27)	3,758	4,480,471
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	3,821	4,266,178
Roper Technologies Inc. 1.40%, 09/15/27 (Call 07/15/27)	4,121	4,170,354

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
1.75%, 02/15/31 (Call 11/15/30)	$2,935	$2,945,679
2.00%, 06/30/30 (Call 03/30/30)	1,502	1,543,987
2.95%, 09/15/29 (Call 06/15/29)	1,543	1,703,383
3.80%, 12/15/26 (Call 09/15/26)	6,081	6,993,018
3.85%, 12/15/25 (Call 09/15/25)(a)	299	339,046
4.20%, 09/15/28 (Call 06/15/28)(a)	5,017	5,998,867
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	3,892	4,616,183
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)(a)	3,680	4,054,164
3.70%, 02/15/26 (Call 11/15/25)	140	158,133

		108,157,480

Engineering & Construction — 0.1%
Mexico City Airport Trust 3.88%, 04/30/28 (Call 01/30/28)(b)	2,857	2,792,003
4.25%, 10/31/26 (Call 07/31/26)(b)	2,112	2,113,077
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	4,405	4,842,295
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	4,508	5,315,399

		15,062,774

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	4,335	4,231,218

Environmental Control — 0.3%
Republic Services Inc. 1.45%, 02/15/31 (Call 11/15/30)	1,540	1,515,556
2.30%, 03/01/30 (Call 12/01/29)(a)	2,905	3,085,316
2.90%, 07/01/26 (Call 04/01/26)	3,811	4,195,073
3.38%, 11/15/27 (Call 08/15/27)	3,991	4,545,589
3.95%, 05/15/28 (Call 02/15/28)	2,040	2,409,463
Waste Connections Inc. 2.60%, 02/01/30 (Call 11/01/29)	2,255	2,425,971
3.50%, 05/01/29 (Call 02/01/29)(a)	3,395	3,884,056
4.25%, 12/01/28 (Call 09/01/28)(a)	3,443	4,096,936
Waste Management Inc., 3.15%, 11/15/27
(Call 08/15/27)	4,281	4,842,090

		31,000,050

Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	2,715	3,804,639
Bestfoods, Series F, 6.63%, 04/15/28(a)	600	811,394
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)	2,573	2,701,903
4.15%, 03/15/28 (Call 12/15/27)	4,849	5,706,095
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)(b)	4,435	4,920,830
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	200	210,218
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	5,175	5,222,669
4.85%, 11/01/28 (Call 08/01/28)	7,478	9,302,214
7.00%, 10/01/28	551	746,749
8.25%, 09/15/30	971	1,457,620
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	8,795	9,718,793
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	981	1,075,600
General Mills Inc. 2.88%, 04/15/30 (Call 01/15/30)	4,172	4,642,209
3.20%, 02/10/27 (Call 11/10/26)(a)	4,005	4,530,515
4.20%, 04/17/28 (Call 01/17/28)	6,524	7,777,062
Hershey Co. (The) 1.70%, 06/01/30 (Call 03/01/30)(a)	2,669	2,763,607

Security	Par (000)	Value

Food (continued)
2.30%, 08/15/26 (Call 05/15/26)(a)	$2,973	$3,209,667
2.45%, 11/15/29 (Call 08/15/29)	1,937	2,130,243
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	4,411	4,590,969
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)(a)	3,448	3,759,838
3.20%, 10/01/26 (Call 07/01/26)	1,548	1,715,494
JM Smucker Co. (The) 2.38%, 03/15/30 (Call 12/15/29)	2,338	2,449,085
3.38%, 12/15/27 (Call 09/15/27)(a)	2,755	3,079,071
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)(a)	1,975	2,061,518
3.25%, 04/01/26	4,488	5,029,630
3.40%, 11/15/27 (Call 08/15/27)(a)	2,766	3,138,501
4.30%, 05/15/28 (Call 02/15/28)(a)	3,249	3,858,041
Kroger Co. (The) 2.20%, 05/01/30 (Call 02/01/30)	1,955	2,066,472
2.65%, 10/15/26 (Call 07/15/26)(a)	4,649	5,072,011
3.50%, 02/01/26 (Call 11/01/25)	1,514	1,698,378
3.70%, 08/01/27 (Call 05/01/27)(a)	3,232	3,739,080
4.50%, 01/15/29 (Call 10/15/28)(a)	3,780	4,662,943
8.00%, 09/15/29(a)	1,313	1,906,848
Mars Inc. 0.88%, 07/16/26 (Call 06/16/26)(a)(b)	2,030	2,030,882
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	3,575	4,141,277
McCormick & Co. Inc./MD 2.50%, 04/15/30 (Call 01/15/30)	1,295	1,389,882
3.40%, 08/15/27 (Call 05/15/27)	3,843	4,342,605
Mondelez International Inc. 1.50%, 02/04/31 (Call 11/04/30)	695	687,302
2.75%, 04/13/30 (Call 01/13/30)	7,051	7,726,526
3.63%, 02/13/26 (Call 12/13/25)(a)	4,355	4,960,934
4.13%, 05/07/28 (Call 02/07/28)(a)	2,695	3,233,330
Nestle Holdings Inc. 0.63%, 01/15/26 (Call 12/15/25)(a)(b)	155	154,096
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,209	1,210,557
1.25%, 09/15/30 (Call 06/15/30)(b)	4,364	4,367,390
3.63%, 09/24/28 (Call 06/24/28)(b)	6,077	7,129,607
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	3,995	4,412,477
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	2,500	2,865,625
Smithfield Foods Inc. 3.00%, 10/15/30 (Call 07/15/30)(a)(b)	150	156,061
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	2,908	3,224,972
5.20%, 04/01/29 (Call 01/01/29)(b)	1,894	2,255,757
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	3,068	3,206,989
3.25%, 07/15/27 (Call 04/15/27)(a)	3,735	4,126,586
3.30%, 07/15/26 (Call 04/15/26)(a)	3,097	3,428,098
5.95%, 04/01/30 (Call 01/01/30)	5,647	7,461,476
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	3,882	4,444,304
4.00%, 03/01/26 (Call 01/01/26)	6,987	8,064,127
4.35%, 03/01/29 (Call 12/01/28)	3,577	4,343,883

		208,924,649

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 3.88%, 11/02/27 (Call 08/02/27)	2,034	2,209,432
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,412	1,557,436
4.25%, 04/30/29 (Call 01/30/29)(b)	2,600	2,865,824

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	$3,726	$4,260,122
Georgia-Pacific LLC 0.95%, 05/15/26 (Call 04/15/26)(b)	468	468,215
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	6,313	6,669,687
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	8,161	8,702,168
7.25%, 06/01/28	1,385	1,890,686
7.38%, 12/01/25	1,065	1,361,848
7.75%, 11/15/29(a)	80	118,576
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	35	38,523
3.80%, 01/15/26 (Call 10/15/25)	4,527	5,140,975
Inversiones CMPC SA 3.85%, 01/13/30 (Call 10/13/29)(b)	2,000	2,207,020
4.38%, 04/04/27(a)(b)	2,000	2,257,520
Suzano Austria GmbH 5.00%, 01/15/30 (Call 10/15/29)	4,315	4,875,950
6.00%, 01/15/29 (Call 10/15/28)	7,902	9,421,159

		54,045,141

Gas — 0.6%
Atmos Energy Corp. 2.63%, 09/15/29 (Call 06/15/29)	1,529	1,688,204
3.00%, 06/15/27 (Call 03/15/27)(a)	1,033	1,150,533
Boston Gas Co. 3.00%, 08/01/29 (Call 05/01/29)(b)	2,653	2,918,164
3.15%, 08/01/27 (Call 05/01/27)(a)(b)	1,773	1,963,663
Brooklyn Union Gas Co. (The) 3.41%, 03/10/26 (Call 12/10/25)(b)	485	540,963
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	3,521	4,069,173
CenterPoint Energy Resources Corp. 1.75%, 10/01/30 (Call 07/01/30)	385	391,882
4.00%, 04/01/28 (Call 01/01/28)	1,235	1,449,392
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	3,862	4,262,808
East Ohio Gas Co. (The), 2.00%, 06/15/30
(Call 03/15/30)(b)	3,465	3,600,955
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(b)	3,382	3,405,809
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,500	2,930,000
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(b)	544	597,065
Korea Gas Corp., 2.88%, 07/16/29(b)	2,955	3,259,454
National Fuel Gas Co. 3.95%, 09/15/27 (Call 06/15/27)(a)	2,300	2,367,987
4.75%, 09/01/28 (Call 06/01/28)	2,308	2,431,282
5.50%, 01/15/26 (Call 12/15/25)	190	213,196
NiSource Inc. 1.70%, 02/15/31 (Call 11/15/30)	1,135	1,129,583
2.95%, 09/01/29 (Call 06/01/29)(a)	3,169	3,488,666
3.49%, 05/15/27 (Call 02/15/27)	3,987	4,485,350
3.60%, 05/01/30 (Call 02/01/30)(a)	2,919	3,383,940
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	985	1,035,583
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)(a)	2,729	3,142,318
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,610	1,738,072
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,121	3,366,475
Southern Co. Gas Capital Corp. 3.25%, 06/15/26 (Call 03/15/26)(a)	860	954,060
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	1,750	1,764,875

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp. 2.20%, 06/15/30 (Call 03/15/30)(a)	$489	$514,270
3.70%, 04/01/28 (Call 01/01/28)	1,825	2,085,770

		64,329,492

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	2,074	2,296,870
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	425	472,650
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)	1,471	1,582,653
3.40%, 03/01/26 (Call 01/01/26)(a)	3,692	4,168,896
4.25%, 11/15/28 (Call 08/15/28)(a)	3,013	3,655,394

		12,176,463

Health Care - Products — 1.1%
Abbott Laboratories 1.15%, 01/30/28 (Call 11/30/27)	3,716	3,762,836
1.40%, 06/30/30 (Call 03/30/30)	1,977	2,006,894
3.75%, 11/30/26 (Call 08/30/26)(a)	8,706	10,147,673
Alcon Finance Corp. 2.60%, 05/27/30 (Call 02/27/30)(b)	3,965	4,216,194
2.75%, 09/23/26 (Call 07/23/26)(a)(b)	1,645	1,795,133
3.00%, 09/23/29 (Call 06/23/29)(b)	4,117	4,486,552
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)(a)	3,906	4,255,671
3.95%, 04/01/30 (Call 01/01/30)(a)(b)	2,540	3,042,482
Boston Scientific Corp. 2.65%, 06/01/30 (Call 03/01/30)	5,678	6,110,578
3.75%, 03/01/26 (Call 01/01/26)	4,812	5,463,528
4.00%, 03/01/28 (Call 12/01/27)(a)	129	150,734
4.00%, 03/01/29 (Call 12/01/28)	5,557	6,526,077
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	3,510	3,862,987
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)	4,227	4,666,799
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	2,976	3,544,422
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	3,217	3,638,135
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	3,640	3,709,311
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)	6,213	6,431,970
3.50%, 03/15/26 (Call 12/15/25)(a)	4,830	5,452,774
3.65%, 03/07/28 (Call 12/07/27)	2,490	2,875,526
Thermo Fisher Scientific Inc. 2.60%, 10/01/29 (Call 07/01/29)	3,405	3,750,467
2.95%, 09/19/26 (Call 06/19/26)	6,346	7,060,362
3.20%, 08/15/27 (Call 05/15/27)	3,484	3,932,488
3.65%, 12/15/25 (Call 09/15/25)	2,024	2,287,673
4.50%, 03/25/30 (Call 12/25/29)	5,155	6,477,219
Zimmer Biomet Holdings Inc. 3.05%, 01/15/26 (Call 12/15/25)	3,069	3,366,152
3.55%, 03/20/30 (Call 12/20/29)	6,004	6,829,744

		119,850,381

Health Care - Services — 1.5%
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)(a)	970	1,114,686
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	67,899
Anthem Inc. 2.25%, 05/15/30 (Call 02/15/30)	7,166	7,531,405
2.88%, 09/15/29 (Call 06/15/29)(a)	3,341	3,676,409

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.65%, 12/01/27 (Call 09/01/27)	$6,705	$7,696,176
4.10%, 03/01/28 (Call 12/01/27)	6,234	7,325,084
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	1,805	1,958,521
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	910	952,653
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	2,425	2,766,021
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(a)	1,200	1,380,200
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	3,637	3,918,795
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(b)	1,600	1,619,560
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,158	2,410,857
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	10,442	12,074,976
4.50%, 02/15/27 (Call 08/15/26)	6,281	7,222,522
5.25%, 06/15/26 (Call 12/15/25)	6,172	7,284,356
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	3,014	3,142,331
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)(a)	948	1,051,534
3.95%, 03/15/27 (Call 12/15/26)	6,565	7,554,856
4.88%, 04/01/30 (Call 01/01/30)	2,565	3,232,679
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	3,160	3,527,001
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	3,434	3,794,781
3.60%, 09/01/27 (Call 06/01/27)(a)	2,340	2,674,118
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,854	3,040,350
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	191	209,962
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	3,259	3,599,985
3.45%, 06/01/26 (Call 03/01/26)(a)	3,302	3,731,364
4.20%, 06/30/29 (Call 03/30/29)	2,302	2,749,699
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	3,367	3,649,873
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	6,720	7,364,396
3.63%, 09/17/28 (Call 06/17/28)(b)	3,015	3,570,720
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	767	888,281
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	100	113,724
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	351	389,505
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	2,400	2,452,493
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,492	1,728,191
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)(a)	2,402	2,470,615
2.00%, 05/15/30 (Call 02/15/30)(a)	6,052	6,432,602
2.88%, 08/15/29	4,470	5,066,007
2.95%, 10/15/27	4,399	4,935,877
3.10%, 03/15/26(a)	5,067	5,698,761
3.38%, 04/15/27	2,764	3,157,008
3.45%, 01/15/27	3,740	4,284,323
3.70%, 12/15/25	1,296	1,482,707
3.85%, 06/15/28	5,018	5,977,154
3.88%, 12/15/28	4,862	5,864,910

Security	Par (000)	Value

Health Care - Services (continued)
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(a)(b)	$110	$113,319
5.00%, 06/01/26 (Call 06/01/21)(b)	325	337,188

		173,286,434

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	4,333	4,552,679
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	200	220,429
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,000	2,203,320
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	6,467	6,901,582
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,300	2,598,425
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	250	250,861
Owl Rock Capital Corp., 4.25%, 01/15/26
(Call 12/15/25)(a)	2,645	2,734,691

		19,461,987

Home Builders — 0.0%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	50	50,076
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	15	17,794
5.00%, 06/15/27 (Call 12/15/26)(a)	200	237,000
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	2,442	2,656,165
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	272	321,218

		3,282,253

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(a)(b)	1,979	2,315,450
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,307	2,499,978
4.40%, 03/15/29 (Call 12/15/28)	2,897	3,310,876
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,575	2,874,905
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	3,385	4,149,624

		15,150,833

Household Products & Wares — 0.4%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	1,736	1,858,910
4.88%, 12/06/28 (Call 09/06/28)	2,533	3,136,143
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)(a)	2,078	2,286,151
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	1,904	1,959,973
3.10%, 10/01/27 (Call 07/01/27)(a)	4,214	4,764,673
3.90%, 05/15/28 (Call 02/15/28)	2,465	2,905,998
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	1,201	1,213,396
2.75%, 02/15/26	2,578	2,839,313
3.10%, 03/26/30 (Call 12/26/29)(a)	5,808	6,709,848
3.20%, 04/25/29 (Call 01/25/29)(a)	979	1,131,849
3.95%, 11/01/28 (Call 08/01/28)	304	366,022
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	10,890	12,139,663

		41,311,939

Insurance — 4.1%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)(c)	3,520	3,949,242
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(a)	2,236	2,470,066
3.60%, 04/01/30 (Call 01/01/30)(a)	2,046	2,411,238
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	250	280,145

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.60%, 04/09/29 (Call 01/09/29)(b)	$5,642	$6,386,113
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	4,142	4,682,407
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	1,228	1,386,753
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	3,862	4,411,736
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,913	3,285,667
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	1,976	2,143,566
5.25%, 04/02/30 (Call 01/02/30)	733	885,240
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	7,995	9,102,210
3.90%, 04/01/26 (Call 01/01/26)	9,065	10,353,483
4.20%, 04/01/28 (Call 01/01/28)	5,666	6,746,879
4.25%, 03/15/29 (Call 12/15/28)(a)	4,974	5,946,587
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(c)	719	811,032
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	7,769	8,487,124
3.75%, 05/02/29 (Call 02/02/29)	3,589	4,215,276
4.50%, 12/15/28 (Call 09/15/28)	3,801	4,586,278
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	4,939	5,635,827
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	2,393	2,781,950
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)(a)	85	91,107
4.90%, 03/27/28 (Call 12/27/27)	1,969	2,207,904
Athene Global Funding
2.45%, 08/20/27(a)(b)	355	363,379
2.55%, 11/19/30(b)	125	125,204
2.95%, 11/12/26(a)(b)	3,032	3,217,245
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	4,607	5,106,614
6.15%, 04/03/30 (Call 01/03/30)	2,646	3,299,156
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	3,525	3,845,901
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	2,565	2,843,982
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)(b)	2,538	2,591,366
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	2,173	2,204,052
1.85%, 03/12/30 (Call 12/12/29)	1,589	1,671,105
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	11,662	13,090,996
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	8,160	8,878,695
5.63%, 05/15/30 (Call 02/15/30)	1,155	1,415,289
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	2,077	2,428,953
Chubb INA Holdings Inc., 3.35%, 05/03/26
(Call 02/03/26)	1,710	1,932,416
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	185	245,547
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	1,950	1,998,884
3.45%, 08/15/27 (Call 05/10/27)	3,371	3,813,127
3.90%, 05/01/29 (Call 02/01/29)	1,141	1,325,241
4.50%, 03/01/26 (Call 12/01/25)	3,523	4,135,805
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)(a)	3,152	3,739,850
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26)(a)(b)(c)(d)	9,510	10,461,000

Security	Par (000)	Value

Insurance (continued)
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(a)(b)	$1,348	$1,353,577
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	2,500	2,776,310
Equitable Financial Life Global Funding, 1.40%, 08/27/27(a)(b)	806	806,964
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	10,431	12,340,807
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	1,407	1,541,881
4.85%, 04/17/28 (Call 01/17/28)	4,681	5,175,734
Fidelity National Financial Inc.
3.40%, 06/15/30 (Call 03/15/30)(a)	2,560	2,822,654
4.50%, 08/15/28 (Call 05/15/28)	2,522	2,929,576
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	393	447,155
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	7,022	7,839,869
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(a)(b)	3,109	3,345,397
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,096	3,153,393
4.55%, 09/15/28 (Call 06/15/28)(a)	2,129	2,546,754
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28
(Call 02/17/28)(b)	295	346,749
Guardian Life Global Funding
1.25%, 11/19/27(b)	150	150,068
1.40%, 07/06/27(b)	473	477,185
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,003	2,084,780
4.50%, 04/15/26 (Call 01/15/26)	1,075	1,255,943
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,483	3,818,141
Jackson National Life Global Funding
3.05%, 04/29/26(b)	2,894	3,200,926
3.05%, 06/21/29(a)(b)	1,500	1,602,137
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(a)	2,890	2,913,274
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	5,375	6,592,664
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,505	2,766,389
3.63%, 12/12/26 (Call 09/15/26)(a)	3,091	3,523,311
3.80%, 03/01/28 (Call 12/01/27)(a)	2,622	3,006,056
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)(a)	2,786	3,155,941
3.75%, 04/01/26 (Call 01/01/26)	3,699	4,233,223
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	4,242	4,590,151
4.06%, 02/24/32 (Call 02/24/27)(c)	265	290,751
4.15%, 03/04/26	6,078	7,107,575
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	1,570	1,751,257
3.50%, 11/01/27 (Call 08/01/27)	1,694	1,896,016
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	765	817,308
3.75%, 03/14/26 (Call 12/14/25)	277	315,547
4.38%, 03/15/29 (Call 12/15/28)	7,386	9,032,088
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	325	325,240
2.35%, 01/14/27(b)	4,018	4,297,647
3.40%, 03/08/26(b)	4,238	4,763,780
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,500	5,490,410

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	$5,570	$6,395,924
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(a)	2,072	2,274,075
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	3,642	4,556,625
Metropolitan Life Global Funding I
2.95%, 04/09/30(a)(b)	7,115	8,060,391
3.00%, 09/19/27(a)(b)	2,608	2,902,579
3.05%, 06/17/29(a)(b)	4,628	5,247,329
3.45%, 12/18/26(b)	6,479	7,409,339
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29)(a)(b)(c)(d)	4,000	4,760,000
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	100	137,145
New York Life Global Funding
1.20%, 08/07/30(b)	576	559,465
2.35%, 07/14/26(a)(b)	622	667,985
3.00%, 01/10/28(a)(b)	7,370	8,220,162
Nippon Life Insurance Co.
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	9,184	9,918,720
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	5,855	6,601,512
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	2,018	2,025,206
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	3,496	4,019,076
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	2,996	3,393,377
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	4,206	4,388,443
3.10%, 11/15/26 (Call 08/15/26)(a)	672	746,737
3.70%, 05/15/29 (Call 02/15/29)	3,205	3,777,711
Principal Life Global Funding II
1.50%, 08/27/30(b)	715	704,085
2.50%, 09/16/29(b)	1,860	2,018,218
3.00%, 04/18/26(a)(b)	1,666	1,856,969
Progressive Corp. (The)
2.45%, 01/15/27(a)	4,848	5,290,323
3.20%, 03/26/30 (Call 12/26/29)	911	1,055,763
4.00%, 03/01/29 (Call 12/01/28)(a)	1,249	1,503,795
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	2,225	2,403,553
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	772	894,855
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	425	437,767
2.10%, 03/10/30 (Call 12/10/29)(a)	2,494	2,648,945
3.88%, 03/27/28 (Call 12/27/27)(a)	355	417,208
4.50%, 09/15/47 (Call 09/15/27)(a)(c)	1,735	1,920,517
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	5,741	6,659,247
Prudential PLC, 3.13%, 04/14/30(a)	4,770	5,439,472
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	1,476	1,622,766
3.90%, 05/15/29 (Call 02/15/29)	5,503	6,311,406
3.95%, 09/15/26 (Call 06/15/26)	3,197	3,646,139
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	805	843,721
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)(a)	504	555,809
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)(a)	2,747	3,079,587
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	1,327	1,255,986
Sumitomo Life Insurance Co., 4.00%, 09/14/77
(Call 09/14/27)(b)(c)	4,500	4,983,260

Security	Par (000)	Value

Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	$4,470	$5,196,375
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	921	1,076,070
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	3,256	3,609,905
Voya Financial Inc.
3.65%, 06/15/26	1,899	2,175,851
4.70%, 01/23/48 (Call 01/23/28)(a)(c)	1,521	1,555,250
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,689	2,968,168
4.50%, 09/15/28 (Call 06/15/28)	5,594	6,758,999

		463,828,075

Internet — 1.8%
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)	11,330	12,734,143
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)	5,142	5,123,694
1.10%, 08/15/30 (Call 05/15/30)	7,914	7,852,658
2.00%, 08/15/26 (Call 05/15/26)	3,367	3,607,471
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,511	4,596,590
1.50%, 06/03/30 (Call 03/03/30)	5,978	6,107,791
3.15%, 08/22/27 (Call 05/22/27)	14,517	16,513,978
5.20%, 12/03/25 (Call 09/03/25)	2,825	3,423,408
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	210	233,667
3.63%, 07/06/27(a)	3,580	3,946,091
4.38%, 03/29/28 (Call 12/29/27)	3,536	4,078,870
4.88%, 11/14/28 (Call 08/14/28)(a)	1,619	1,944,576
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	3,583	4,065,840
3.60%, 06/01/26 (Call 03/01/26)(a)	4,554	5,130,609
4.50%, 04/13/27 (Call 02/13/27)	2,305	2,719,057
4.63%, 04/13/30 (Call 01/13/30)(a)	6,834	8,409,687
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	4,032	4,618,500
4.50%, 06/20/28 (Call 03/20/28)	1,962	2,365,467
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29)(a)	4,229	4,522,724
3.60%, 06/05/27 (Call 03/05/27)	4,490	5,077,176
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	2,725	2,763,867
3.80%, 02/15/28 (Call 11/15/27)	5,721	6,006,450
5.00%, 02/15/26 (Call 11/15/25)	2,247	2,438,334
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	5,080	5,541,105
3.88%, 04/29/26(a)	1,605	1,791,534
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(b)	5,000	5,181,800
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(b)	5,727	6,245,546
4.85%, 07/06/27 (Call 04/06/27)(b)	4,328	4,976,291
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)(a)	2,396	2,638,169
3.30%, 04/01/27 (Call 01/01/27)	6,277	7,063,671
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	5,200	5,306,804
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	11,045	11,315,773
3.58%, 04/11/26 (Call 02/11/26)(b)	1,390	1,532,892
3.60%, 01/19/28 (Call 10/19/27)(b)	10,461	11,514,131
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	11,435	13,015,431

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	$2,400	$2,445,533

		196,849,328

Iron & Steel — 0.2%
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	2,100	2,380,896
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,100	2,299,500
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	247	268,262
3.95%, 05/01/28 (Call 02/01/28)	2,789	3,275,515
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)(a)	332	338,793
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	355	360,935
3.25%, 01/15/31 (Call 10/15/30)	55	61,149
3.45%, 04/15/30 (Call 01/15/30)	1,598	1,795,908
5.00%, 12/15/26 (Call 12/15/21)	2,537	2,707,801
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,420	4,862,000
6.25%, 08/10/26	7,669	9,449,742

		27,800,501

Lodging — 0.3%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	315	339,564
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	3,790	4,128,277
4.85%, 03/15/26 (Call 12/15/25)	1,572	1,733,966
5.75%, 04/23/30 (Call 01/23/30)	580	690,402
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	5,003	5,251,667
3.90%, 08/08/29 (Call 05/08/29)	3,926	4,115,192
Marriott International Inc./MD
4.63%, 06/15/30 (Call 03/15/30)	1,576	1,819,844
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	641	725,892
Series R, 3.13%, 06/15/26 (Call 03/15/26)	5,557	5,839,411
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,460	2,664,007
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(b)	200	208,000
4.38%, 06/18/30 (Call 03/18/30)(a)(b)	205	222,056
5.40%, 08/08/28 (Call 05/08/28)	8,039	9,188,657

		36,926,935

Machinery — 0.8%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	807	814,728
2.40%, 08/09/26(a)	3,295	3,582,605
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	2,178	2,398,664
2.60%, 04/09/30 (Call 01/09/30)	4,632	5,105,313
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,359	1,509,171
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	3,101	3,569,968
5.38%, 10/16/29(a)	852	1,136,511
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	270	292,333
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	2,500	2,625,275
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)(a)	1,184	1,312,965
John Deere Capital Corp.
1.75%, 03/09/27(a)	3,015	3,174,956
2.25%, 09/14/26	2,358	2,541,935
2.45%, 01/09/30	1,388	1,527,680
2.65%, 06/10/26	3,483	3,819,674
2.80%, 09/08/27	3,052	3,397,727

Security	Par (000)	Value

Machinery (continued)
2.80%, 07/18/29	$4,783	$5,375,754
3.05%, 01/06/28(a)	3,774	4,239,765
3.45%, 03/07/29(a)	3,627	4,226,325
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	1,808	1,956,037
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	100	108,069
4.60%, 05/15/28 (Call 02/15/28)(a)	1,460	1,713,621
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	4,448	4,759,993
2.57%, 02/15/30 (Call 11/15/29)	7,473	8,026,850
Rockwell Automation Inc., 3.50%, 03/01/29
(Call 12/01/28)(a)	3,786	4,422,786
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	320	348,125
4.95%, 09/15/28 (Call 06/15/28)	6,723	7,849,667
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	1,983	2,069,099
3.25%, 11/01/26 (Call 08/01/26)	4,097	4,587,584

		86,493,180

Manufacturing — 1.1%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	3,609	3,889,222
2.38%, 08/26/29 (Call 05/26/29)(a)	4,981	5,426,943
2.88%, 10/15/27 (Call 07/15/27)	5,339	5,933,123
3.05%, 04/15/30 (Call 01/15/30)(a)	3,299	3,769,442
3.38%, 03/01/29 (Call 12/01/28)(a)	4,399	5,091,471
3.63%, 09/14/28 (Call 06/14/28)	2,542	2,968,804
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	4,987	5,363,577
3.75%, 12/01/27 (Call 09/01/27)	495	561,446
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	4,002	4,470,644
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	6,440	7,086,981
3.63%, 05/01/30 (Call 02/01/30)(a)	6,186	6,939,483
5.55%, 01/05/26	1,602	1,914,627
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5,306	5,861,155
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5,118	5,694,808
3.25%, 06/14/29 (Call 03/14/29)	5,667	6,436,573
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,020	1,212,166
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(a)(b)	12,841	13,855,667
3.40%, 03/16/27(a)(b)	7,874	8,972,597
6.13%, 08/17/26(a)(b)	2,910	3,764,416
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,840	2,882,265
3.00%, 06/01/30 (Call 03/01/30)	496	531,344
3.38%, 03/01/28 (Call 12/01/27)(a)	141	154,519
3.65%, 03/15/27 (Call 12/15/26)	3,029	3,328,090
3.90%, 09/17/29 (Call 06/17/29)	1,205	1,366,636
4.00%, 03/15/26 (Call 12/15/25)	1,692	1,887,564
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	2,112	2,450,277
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,259	3,683,483
3.80%, 03/21/29 (Call 12/21/28)	5,010	5,912,610

		121,409,933

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	$6,900	$6,891,869
3.75%, 02/15/28 (Call 11/15/27)	4,391	4,920,604
4.20%, 03/15/28 (Call 12/15/27)	6,291	7,233,738
5.05%, 03/30/29 (Call 12/30/28)	5,354	6,481,802
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	3,355	3,340,356
1.95%, 01/15/31 (Call 10/15/30)	1,090	1,122,779
2.35%, 01/15/27 (Call 10/15/26)	7,256	7,805,739
2.65%, 02/01/30 (Call 11/01/29)	8,041	8,784,929
3.15%, 03/01/26 (Call 12/01/25)	8,209	9,152,331
3.15%, 02/15/28 (Call 11/15/27)	8,471	9,547,758
3.30%, 02/01/27 (Call 11/01/26)(a)	4,627	5,219,703
3.30%, 04/01/27 (Call 02/01/27)	4,505	5,090,414
3.40%, 04/01/30 (Call 01/01/30)	8,736	10,100,407
3.55%, 05/01/28 (Call 02/01/28)	4,896	5,656,087
4.15%, 10/15/28 (Call 07/15/28)	17,581	21,159,318
4.25%, 10/15/30 (Call 07/15/30)	1,093	1,349,838
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	1,952	1,959,437
3.35%, 09/15/26 (Call 06/15/26)(b)	7,186	8,025,006
3.50%, 08/15/27 (Call 05/15/27)(b)	2,600	2,933,943
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	3,393	3,845,449
3.95%, 03/20/28 (Call 12/20/27)	8,964	10,259,925
4.13%, 05/15/29 (Call 02/15/29)(a)	2,737	3,198,870
4.90%, 03/11/26 (Call 12/11/25)	3,270	3,830,155
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	2,991	3,403,971
4.71%, 01/25/29 (Call 10/25/28)	9,361	11,326,411
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	749	851,845
TCI Communications Inc.
7.13%, 02/15/28	414	576,142
7.88%, 02/15/26	2,276	3,061,377
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)	4,500	5,030,927
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,494	6,826,285
2.95%, 06/15/27(a)	4,464	4,959,266
3.00%, 02/13/26	5,180	5,728,630
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	3,417	3,732,006
3.38%, 02/15/28 (Call 11/15/27)	1,836	2,045,727
3.70%, 06/01/28 (Call 03/01/28)(a)	1,441	1,633,542
4.00%, 01/15/26 (Call 10/15/25)	4,847	5,531,333
4.20%, 06/01/29 (Call 03/01/29)	3,440	4,081,590
7.88%, 07/30/30	3,835	5,601,523
Walt Disney Co. (The)
1.75%, 01/13/26	4,572	4,765,239
2.00%, 09/01/29 (Call 06/01/29)	8,770	9,120,108
2.20%, 01/13/28	6,419	6,809,677
3.38%, 11/15/26 (Call 08/15/26)	3,461	3,921,052
3.70%, 03/23/27	2,066	2,373,087
3.80%, 03/22/30(a)	5,443	6,474,912

		245,765,107

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,280	1,434,897

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Worthington Industries Inc., 4.55%, 04/15/26(a)	$1,197	$1,359,466

		2,794,363

Mining — 0.7%
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(b)	5,449	5,589,278
4.00%, 09/11/27(a)(b)	923	1,043,060
4.50%, 03/15/28 (Call 12/15/27)(b)	5,068	5,860,496
4.75%, 04/10/27(a)(b)	2,096	2,451,387
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	1,913	2,408,303
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	202	255,141
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	5,591	5,983,488
3.15%, 01/14/30 (Call 10/14/29)(b)	2,815	3,049,264
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	7,497	8,317,622
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(b)	6,046	6,013,499
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	930	1,035,410
4.00%, 03/27/27 (Call 12/27/26)(b)	5,960	6,677,724
4.88%, 03/12/29 (Call 12/12/28)(b)	2,797	3,313,875
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(b)	4,185	4,988,412
6.53%, 11/15/28(b)	3,280	4,086,985
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,116	2,434,921
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,128	2,141,805
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	5,113	5,635,451
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	335	351,310
2.80%, 10/01/29 (Call 07/01/29)	3,076	3,372,368
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,199	1,688,302
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	667	727,764
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	1,301	1,419,273

		78,845,138

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,681	3,118,675

Oil & Gas — 4.8%
Aker BP ASA, 3.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,155	4,216,549
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	3,912	3,943,736
3.02%, 01/16/27 (Call 10/16/26)	3,642	3,989,136
3.12%, 05/04/26 (Call 02/04/26)	5,120	5,663,004
3.41%, 02/11/26 (Call 12/11/25)	3,483	3,895,177
3.54%, 04/06/27 (Call 02/06/27)	3,711	4,168,085
3.59%, 04/14/27 (Call 01/14/27)	2,465	2,784,956
3.63%, 04/06/30 (Call 01/06/30)	6,782	7,907,750
3.94%, 09/21/28 (Call 06/21/28)	3,545	4,154,863
4.23%, 11/06/28 (Call 08/06/28)	7,321	8,731,141
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)(a)	1,819	1,994,414
3.28%, 09/19/27 (Call 06/19/27)	5,239	5,852,079
3.72%, 11/28/28 (Call 08/28/28)(a)	2,658	3,066,496
4.38%, (Call 06/22/25)(a)(c)(d)	8,588	9,167,604
4.88%, (Call 03/22/30)(c)(d)	4,506	4,969,217
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	1,297	1,338,281
3.85%, 06/01/27 (Call 03/01/27)	7,153	7,904,626
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	3,896	4,128,744

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.24%, 05/11/30 (Call 02/11/30)(a)	$7,895	$8,487,651
2.95%, 05/16/26 (Call 02/16/26)	5,569	6,165,267
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	2,377	2,379,967
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	3,526	3,861,733
4.38%, 03/15/29 (Call 12/15/28)	3,456	3,874,343
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29
(Call 06/30/29)	3,520	3,672,759
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,760	4,348,976
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	615	643,147
3.75%, 10/01/27 (Call 07/01/27)	5,853	6,657,604
4.30%, 08/15/28 (Call 05/15/28)	4,850	5,768,340
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	5,988	7,191,745
6.95%, 04/15/29	9,479	13,216,703
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	1,284	1,330,888
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	3,963	4,580,285
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	4,462	4,723,336
3.50%, 12/01/29 (Call 09/01/29)	6,523	6,826,052
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)(a)	5,023	5,773,938
6.88%, 04/29/30 (Call 01/29/30)	10,003	12,668,799
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	4,045	4,373,303
5.25%, 11/06/29 (Call 08/06/29)(b)	2,200	2,570,979
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,060	5,899,115
Series X-R, 4.75%, 09/12/28(b)	4,524	5,428,552
Eni USA Inc., 7.30%, 11/15/27	318	417,392
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	3,388	3,920,409
4.38%, 04/15/30 (Call 01/15/30)(a)	3,508	4,278,312
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	5,831	6,097,301
2.38%, 05/22/30 (Call 02/22/30)	7,445	7,950,638
3.00%, 04/06/27 (Call 02/06/27)(a)	3,823	4,245,701
3.13%, 04/06/30 (Call 01/06/30)	4,159	4,683,734
3.63%, 09/10/28 (Call 06/10/28)(a)	7,475	8,734,722
6.50%, 12/01/28(b)	665	899,319
6.80%, 01/15/28(a)	550	732,127
7.15%, 01/15/29	733	1,017,643
7.25%, 09/23/27	429	584,782
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	2,969	3,191,799
2.44%, 08/16/29 (Call 05/16/29)	7,228	7,760,746
2.61%, 10/15/30 (Call 07/15/30)(a)	100	109,214
3.04%, 03/01/26 (Call 12/01/25)	10,064	11,130,919
3.29%, 03/19/27 (Call 01/19/27)	3,466	3,905,646
3.48%, 03/19/30 (Call 12/19/29)	10,585	12,263,787
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	5,686,500
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	7,482	8,070,433
7.88%, 10/01/29	205	259,783
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	2,530	2,554,796
5.88%, 04/01/26 (Call 01/01/26)	5,778	6,288,554
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	3,847	4,115,637
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	790	968,595

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	$5,630	$6,142,952
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)(a)	2,855	3,121,518
5.13%, 12/15/26 (Call 09/15/26)	4,681	5,482,409
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	2,521	2,835,455
3.85%, 01/15/28 (Call 10/15/27)	3,901	4,518,162
8.00%, 04/01/27	275	374,246
Patterson-UTI Energy Inc., 5.15%, 11/15/29
(Call 08/15/29)	5	4,290
Pertamina Persero PT
3.10%, 01/22/30 (Call 10/21/29)(a)(b)	2,500	2,672,891
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	2,000	2,128,844
3.65%, 07/30/29(b)	2,930	3,254,861
Petronas Capital Ltd., 3.50%, 04/21/30
(Call 01/21/30)(a)(b)	9,965	11,390,604
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	1,000	994,614
3.90%, 03/15/28 (Call 12/15/27)(a)	4,622	5,267,569
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	5,513	5,422,781
4.45%, 01/15/26 (Call 10/15/25)	3,105	3,596,580
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	2,200	2,339,751
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	2,350	2,643,750
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)(b)	3,065	3,574,709
6.33%, 09/30/27(b)	4,050	4,759,560
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)(b)	12,406	13,744,582
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	8,387	9,005,666
2.50%, 09/12/26	3,662	3,999,991
2.75%, 04/06/30 (Call 01/06/30)(a)	4,815	5,329,418
2.88%, 05/10/26	6,702	7,406,329
3.88%, 11/13/28 (Call 08/13/28)	7,279	8,614,908
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	4,025	4,300,994
3.50%, 05/03/26(a)(b)	2,225	2,445,564
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	70	75,349
3.63%, 04/12/27(a)(b)	5,299	5,809,559
Sinopec Group Overseas Development 2018 Ltd.
2.70%, 05/13/30 (Call 02/13/30)(b)	6,400	6,620,142
2.95%, 08/08/29 (Call 05/08/29)(b)	4,156	4,386,555
2.95%, 11/12/29 (Call 08/12/29)(b)	2,307	2,438,586
4.25%, 09/12/28(a)(b)	5,275	6,074,828
Suncor Energy Inc.
7.00%, 11/15/28	10	12,479
7.88%, 06/15/26	365	463,454
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30 (Call 02/15/30)(b)	3,642	3,796,843
4.00%, 08/15/26(b)	3,685	4,039,173
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,700	2,681,798
Tosco Corp., 8.13%, 02/15/30	150	217,871
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	2,801	3,128,066
3.46%, 02/19/29 (Call 11/19/28)	8,510	9,827,147
Total Capital SA, 3.88%, 10/11/28(a)	7,258	8,656,943
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	848	844,285

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.40%, 09/15/26 (Call 06/15/26)	$6,129	$6,610,346
4.00%, 04/01/29 (Call 01/01/29)(a)	5,954	6,655,652
4.35%, 06/01/28 (Call 03/01/28)	3,523	3,962,302
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(b)	5,858	6,315,158
3.70%, 03/15/28 (Call 12/15/27)(b)	2,718	2,874,026
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	6,850	7,631,309

		536,682,698

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,372	2,575,334
3.34%, 12/15/27 (Call 09/15/27)(a)	5,864	6,464,424
4.49%, 05/01/30 (Call 02/01/30)(a)	2,705	3,232,042
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,127	5,270,724
National Oilwell Varco Inc., 3.60%, 12/01/29
(Call 09/01/29)(a)	3,075	3,121,543
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	6,685	7,439,967
4.00%, 12/21/25 (Call 09/21/25)(b)	3,071	3,446,852
4.30%, 05/01/29 (Call 02/01/29)(b)	4,829	5,534,723
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	5,614	5,903,820

		42,989,429

Packaging & Containers — 0.4%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(a)	312	348,855
4.50%, 05/15/28 (Call 02/15/28)	3,746	4,444,663
Bemis Co. Inc.
2.63%, 06/19/30 (Call 03/19/30)	1,210	1,299,024
3.10%, 09/15/26 (Call 06/15/26)	709	760,562
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	3,125	3,400,678
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	3,005	3,327,954
3.40%, 12/15/27 (Call 09/15/27)	3,025	3,379,621
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)(a)	2,950	3,267,427
WestRock MWV LLC, 8.20%, 01/15/30(a)	380	537,054
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,825	2,033,751
3.90%, 06/01/28 (Call 03/01/28)	3,249	3,739,693
4.00%, 03/15/28 (Call 12/15/27)(a)	2,521	2,914,501
4.65%, 03/15/26 (Call 01/15/26)	7,010	8,197,388
4.90%, 03/15/29 (Call 12/15/28)	4,896	6,011,113

		43,662,284

Pharmaceuticals — 5.0%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	16,376	18,103,512
3.20%, 05/14/26 (Call 02/14/26)	9,113	10,149,799
3.20%, 11/21/29 (Call 08/21/29)	23,525	26,600,349
4.25%, 11/14/28 (Call 08/14/28)	7,612	9,192,236
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,929	4,263,804
3.45%, 12/15/27 (Call 09/15/27)	1,947	2,223,392
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	1,489	1,484,641
1.38%, 08/06/30 (Call 05/06/30)	8,147	8,049,435
3.13%, 06/12/27 (Call 03/12/27)(a)	2,492	2,806,897
4.00%, 01/17/29 (Call 10/17/28)	4,468	5,390,586
Bayer Corp., 6.65%, 02/15/28(b)	115	148,740

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(b)	$11,050	$12,646,472
4.38%, 12/15/28 (Call 09/15/28)(b)	16,903	19,861,500
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)(a)	5,502	6,016,981
3.70%, 06/06/27 (Call 03/06/27)	8,370	9,611,949
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	898	902,964
1.45%, 11/13/30 (Call 08/13/30)	317	318,223
3.20%, 06/15/26 (Call 04/15/26)	9,370	10,522,662
3.25%, 02/27/27(a)	2,687	3,058,769
3.40%, 07/26/29 (Call 04/26/29)	18,234	21,310,402
3.45%, 11/15/27 (Call 08/15/27)	3,174	3,652,299
3.90%, 02/20/28 (Call 11/20/27)	8,787	10,417,125
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	6,593	7,425,665
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	9,880	10,514,536
3.05%, 10/15/27 (Call 07/15/27)	4,933	5,490,752
3.40%, 03/01/27 (Call 12/01/26)	8,497	9,550,636
4.38%, 10/15/28 (Call 07/15/28)	15,462	18,611,863
4.50%, 02/25/26 (Call 11/27/25)	5,417	6,359,986
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	6,102	6,116,890
1.75%, 08/21/30 (Call 05/21/30)	7,692	7,664,294
2.88%, 06/01/26 (Call 03/01/26)	11,001	12,032,360
3.00%, 08/15/26 (Call 06/15/26)	4,014	4,411,816
3.25%, 08/15/29 (Call 05/15/29)	9,053	10,077,479
3.63%, 04/01/27 (Call 02/01/27)	6,901	7,840,968
3.75%, 04/01/30 (Call 01/01/30)	7,217	8,367,190
4.30%, 03/25/28 (Call 12/25/27)	37,535	44,104,394
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(a)	2,683	3,005,519
3.38%, 03/15/29 (Call 12/15/28)	5,947	6,921,257
5.50%, 03/15/27(a)	910	1,145,965
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)(a)	1,143	1,324,749
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	8,990	10,686,061
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	2,326	2,687,623
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	1,199	1,203,417
1.30%, 09/01/30 (Call 06/01/30)	1,022	1,026,072
2.45%, 03/01/26 (Call 12/01/25)	8,811	9,592,549
2.90%, 01/15/28 (Call 10/15/27)	11,891	13,398,063
2.95%, 03/03/27 (Call 12/03/26)	2,368	2,651,420
6.95%, 09/01/29	77	111,988
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	4,281	4,985,708
4.75%, 05/30/29 (Call 02/28/29)	2,036	2,509,307
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,415	1,415,930
1.45%, 06/24/30 (Call 03/24/30)	2,211	2,248,223
3.40%, 03/07/29 (Call 12/07/28)	13,667	15,987,722
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	5,117	6,070,968
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	6,433	6,851,374
2.20%, 08/14/30 (Call 05/14/30)	325	351,222
3.10%, 05/17/27 (Call 02/17/27)	5,419	6,106,172
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	2,794	2,960,436
4.38%, 03/15/26 (Call 12/15/25)	3,199	3,567,534

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	$6,583	$6,797,409
2.63%, 04/01/30 (Call 01/01/30)	3,823	4,251,133
2.75%, 06/03/26(a)	5,353	5,928,368
3.00%, 12/15/26(a)	8,423	9,512,530
3.45%, 03/15/29 (Call 12/15/28)(a)	8,036	9,423,238
3.60%, 09/15/28 (Call 06/15/28)	5,632	6,654,473
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,584	1,863,716
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	14,090	15,740,925
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	12,227	12,462,479
5.00%, 11/26/28 (Call 08/26/28)	7,097	8,832,920
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)(a)	9,929	11,331,135
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)(b)	703	740,771
2.70%, 06/22/30 (Call 03/22/30)(b)	3,486	3,702,027
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	2,390	2,482,245
3.00%, 09/12/27 (Call 06/12/27)	4,740	5,318,445
3.90%, 08/20/28 (Call 05/20/28)	3,266	3,863,544

		561,016,203

Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	1,355	1,551,638
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	3,415	3,743,352
4.80%, 05/03/29 (Call 02/03/29)	1,632	1,839,738
5.95%, 06/01/26 (Call 03/01/26)	2,247	2,613,374
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	10,716	11,737,803
5.13%, 06/30/27 (Call 01/01/27)	1,951	2,263,841
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(a)(b)	3,370	3,774,003
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	1,048	1,180,613
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)(a)	760	706,633
4.40%, 03/15/27 (Call 12/15/26)	4,596	4,453,188
4.95%, 05/15/28 (Call 02/15/28)	3,743	3,687,969
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	12,170	13,194,917
3.70%, 07/15/27 (Call 04/15/27)	7,375	8,280,953
4.25%, 12/01/26 (Call 09/01/26)	4,533	5,247,752
5.50%, 07/15/77 (Call 07/15/27)(c)	1,938	1,967,070
5.75%, 07/15/80 (Call 04/15/30)(a)(c)	542	590,561
6.25%, 03/01/78 (Call 03/01/28)(c)	518	554,684
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	1,000	1,055,000
Energy Transfer Operating LP
3.75%, 05/15/30 (Call 02/15/30)	7,530	7,791,350
4.20%, 04/15/27 (Call 01/15/27)	2,087	2,263,479
4.75%, 01/15/26 (Call 10/15/25)	5,027	5,590,190
4.95%, 06/15/28 (Call 03/15/28)	3,588	4,012,557
5.25%, 04/15/29 (Call 01/15/29)	7,566	8,574,628
5.50%, 06/01/27 (Call 03/01/27)	4,998	5,758,030
8.25%, 11/15/29 (Call 08/15/29)	820	1,082,311
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	9,941	10,727,305
3.13%, 07/31/29 (Call 04/30/29)	7,278	8,076,732
3.70%, 02/15/26 (Call 11/15/25)	298	336,056

Security	Par (000)	Value

Pipelines (continued)
3.95%, 02/15/27 (Call 11/15/26)	$2,451	$2,823,332
4.15%, 10/16/28 (Call 07/16/28)	5,315	6,281,438
5.38%, 02/15/78 (Call 02/15/28)(c)	2,702	2,569,993
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	4,872	4,805,741
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	841	880,174
GNL Quintero SA, 4.63%, 07/31/29(b)	4,000	4,414,000
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(Call 08/15/27)(a)(b)	2,670	2,746,968
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	2,588	2,563,385
4.30%, 03/01/28 (Call 12/01/27)(a)	6,935	8,059,123
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(a)	3,437	3,794,821
5.00%, 03/01/26 (Call 12/01/25)	2,271	2,696,285
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,608	3,654,590
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,119	1,133,467
2.65%, 08/15/30 (Call 05/15/30)	7,281	7,372,280
4.00%, 03/15/28 (Call 12/15/27)	5,815	6,561,410
4.13%, 03/01/27 (Call 12/01/26)	8,031	9,061,242
4.25%, 12/01/27 (Call 09/01/27)	4,857	5,515,872
4.80%, 02/15/29 (Call 11/15/28)(a)	2,395	2,816,530
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	3,421	3,825,003
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,550	2,848,784
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,585	4,628,505
3.40%, 09/01/29 (Call 06/01/29)	2,332	2,417,861
4.00%, 07/13/27 (Call 04/13/27)	3,295	3,565,638
4.35%, 03/15/29 (Call 12/15/28)	3,233	3,542,374
4.55%, 07/15/28 (Call 04/15/28)	2,969	3,262,237
5.85%, 01/15/26 (Call 12/15/25)(a)	1,953	2,281,824
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29)	2,949	2,992,047
3.55%, 10/01/26 (Call 07/01/26)	2,654	2,835,613
3.75%, 03/01/28 (Call 12/01/27)	2,793	2,969,588
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	3,617	3,710,201
3.80%, 09/15/30 (Call 06/15/30)(a)	4,843	5,045,670
4.50%, 12/15/26 (Call 09/15/26)	3,120	3,421,317
Sabal Trail Transmission LLC, 4.25%, 05/01/28
(Call 02/01/28)(b)	1,348	1,527,415
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5,141	5,767,114
4.50%, 05/15/30 (Call 11/15/29)(b)	7,091	8,309,730
5.00%, 03/15/27 (Call 09/15/26)	7,985	9,247,244
5.88%, 06/30/26 (Call 12/31/25)	9,528	11,427,358
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	4,413	4,897,443
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	2,299	2,468,355
4.00%, 10/01/27 (Call 07/01/27)	4,119	4,430,571
5.95%, 12/01/25 (Call 09/01/25)	1,890	2,183,994
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	3,449	3,830,290
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	4,991	5,266,159
7.00%, 03/15/27	1,535	1,913,108
7.00%, 10/15/28	430	558,444

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	$1,594	$1,721,165
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	6,639	7,748,747
4.25%, 05/15/28 (Call 02/15/28)	4,987	5,848,667
4.88%, 01/15/26 (Call 10/15/25)	1,244	1,474,207
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(a)(c)	6,048	6,390,559
5.50%, 09/15/79 (Call 09/15/29)(c)	5,758	6,305,068
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	6,451	7,160,610
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	6,109	6,768,462
4.00%, 03/15/28 (Call 12/15/27)	816	936,702
7.85%, 02/01/26 (Call 11/01/25)	3,305	4,292,430
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,110	2,365,310
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	3,445	4,070,268
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,459	2,790,878
4.50%, 03/15/28 (Call 12/15/27)	1,923	2,144,684
Williams Companies Inc. (The)
3.50%, 11/15/30 (Call 08/15/30)	464	516,619
3.75%, 06/15/27 (Call 03/15/27)	7,112	8,006,656

		378,121,297

Private Equity — 0.2%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	1,824	1,834,045
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	3,251	3,778,404
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,976	4,688,866
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	2,244	2,479,596
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	3,121	3,600,826
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(b)	2,036	2,084,751

		18,466,488

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,989	3,502,514
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	50	53,291
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(b)	401	444,836
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	5,930	6,752,965

		10,753,606

Real Estate Investment Trusts — 5.4%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	2,750	2,713,842
2.75%, 12/15/29 (Call 09/15/29)(a)	2,040	2,216,420
3.80%, 04/15/26 (Call 02/15/26)	4,219	4,828,511
3.95%, 01/15/27 (Call 10/15/26)	762	869,521
3.95%, 01/15/28 (Call 10/15/27)	2,662	3,073,171
4.30%, 01/15/26 (Call 10/15/25)	603	702,252
4.50%, 07/30/29 (Call 04/30/29)(a)	175	212,273
4.70%, 07/01/30 (Call 04/01/30)	233	288,752
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	2,419	2,494,565
3.30%, 07/15/26 (Call 05/15/26)	98	106,094
3.63%, 11/15/27 (Call 08/15/27)	287	313,474

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 01/30/31 (Call 10/30/30)	$670	$744,739
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	3,592	4,124,133
4.90%, 02/15/29 (Call 11/15/28)	1,621	1,959,711
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	10,600	10,670,884
1.88%, 10/15/30 (Call 07/15/30)	5,392	5,446,214
2.10%, 06/15/30 (Call 03/15/30)(a)	772	794,499
2.75%, 01/15/27 (Call 11/15/26)	3,636	3,936,067
2.90%, 01/15/30 (Call 10/15/29)	3,978	4,337,446
3.13%, 01/15/27 (Call 10/15/26)	2,118	2,328,688
3.38%, 10/15/26 (Call 07/15/26)	5,798	6,499,884
3.55%, 07/15/27 (Call 04/15/27)(a)	3,316	3,744,883
3.60%, 01/15/28 (Call 10/15/27)(a)	2,744	3,116,345
3.80%, 08/15/29 (Call 05/15/29)	3,887	4,493,835
3.95%, 03/15/29 (Call 12/15/28)	2,582	3,004,576
4.40%, 02/15/26 (Call 11/15/25)(a)	2,507	2,896,344
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	3,537	3,737,037
2.45%, 01/15/31 (Call 10/15/30)	1,670	1,786,412
2.90%, 10/15/26 (Call 07/15/26)	2,481	2,739,779
2.95%, 05/11/26 (Call 02/11/26)(a)	3,382	3,717,176
3.20%, 01/15/28 (Call 10/15/27)	1,797	1,993,154
3.30%, 06/01/29 (Call 03/01/29)(a)	1,652	1,862,811
3.35%, 05/15/27 (Call 02/15/27)	2,142	2,395,980
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	4,904	5,278,547
2.90%, 03/15/30 (Call 12/15/29)	5,620	5,959,450
3.40%, 06/21/29 (Call 03/21/29)(a)	4,957	5,465,681
3.65%, 02/01/26 (Call 11/03/25)	3,836	4,318,088
4.50%, 12/01/28 (Call 09/01/28)	1,103	1,315,612
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,930	2,017,857
4.55%, 10/01/29 (Call 07/01/29)(a)	428	465,622
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)(a)	2,444	2,686,295
4.05%, 07/01/30 (Call 04/01/30)	4,536	5,112,718
4.13%, 06/15/26 (Call 03/15/26)	2,869	3,184,927
4.13%, 05/15/29 (Call 02/15/29)	1,507	1,718,404
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	2,083	2,289,094
3.15%, 07/01/29 (Call 04/01/29)	4,433	4,976,734
4.10%, 10/15/28 (Call 07/15/28)(a)	2,564	3,032,227
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,492,648
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	2,245	2,329,612
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	98	100,196
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	1,696	1,855,647
3.30%, 07/01/30 (Call 04/01/30)	3,169	3,539,387
3.65%, 09/01/27 (Call 06/01/27)	5,520	6,235,210
3.70%, 06/15/26 (Call 03/15/26)	4,054	4,555,539
3.80%, 02/15/28 (Call 11/15/27)	4,985	5,683,984
4.00%, 03/01/27 (Call 12/01/26)(a)	2,717	3,102,796
4.30%, 02/15/29 (Call 11/15/28)	2,609	3,086,740
4.45%, 02/15/26 (Call 11/15/25)	4,227	4,873,821
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)(a)	2,176	2,358,780

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 09/01/26 (Call 06/01/26)	$635	$694,268
4.00%, 11/15/25 (Call 08/15/25)	755	850,136
4.38%, 02/15/29 (Call 11/15/28)	2,465	2,895,331
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	1,180	1,157,757
3.45%, 11/15/29 (Call 08/15/29)	2,887	3,087,906
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	2,268	2,601,555
3.70%, 08/15/27 (Call 05/15/27)	8,081	9,288,034
4.45%, 07/15/28 (Call 04/15/28)(a)	5,288	6,347,589
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	2,247	2,260,446
2.88%, 11/15/29 (Call 08/15/29)	1,641	1,801,849
3.25%, 06/30/26 (Call 03/30/26)	400	444,184
3.38%, 12/15/27 (Call 09/15/27)(a)	3,246	3,650,592
4.00%, 09/15/28 (Call 06/15/28)	3,377	3,970,330
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,723	1,734,864
1.80%, 07/15/27 (Call 05/15/27)	1,419	1,455,793
2.15%, 07/15/30 (Call 04/15/30)	5,793	5,907,476
2.90%, 11/18/26 (Call 09/18/26)(a)	2,738	2,986,429
3.20%, 11/18/29 (Call 08/18/29)	6,568	7,252,223
5.38%, 05/15/27 (Call 05/15/22)	3,542	3,859,701
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	370	394,969
2.85%, 11/01/26 (Call 08/01/26)	3,838	4,225,322
3.00%, 07/01/29 (Call 04/01/29)(a)	2,135	2,369,812
3.25%, 08/01/27 (Call 05/01/27)(a)	1,000	1,111,374
3.50%, 03/01/28 (Call 12/01/27)(a)	4,731	5,361,058
4.15%, 12/01/28 (Call 09/01/28)	3,651	4,339,437
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	435	430,402
3.00%, 01/15/30 (Call 10/15/29)	3,013	3,279,644
3.38%, 04/15/26 (Call 01/15/26)	2,430	2,711,047
3.63%, 05/01/27 (Call 02/01/27)(a)	294	328,121
4.00%, 03/01/29 (Call 12/01/28)	3,449	4,006,281
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	225	226,232
3.20%, 06/15/29 (Call 03/15/29)	2,960	3,166,773
3.25%, 07/15/27 (Call 04/15/27)	1,627	1,750,533
3.50%, 06/01/30 (Call 03/01/30)	1,777	1,969,831
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	2,343	2,511,930
5.30%, 01/15/29 (Call 10/15/28)	2,980	3,421,040
5.38%, 04/15/26 (Call 01/15/26)	4,470	5,053,469
5.75%, 06/01/28 (Call 03/03/28)	2,287	2,669,798
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	465	509,719
Healthcare Realty Trust Inc.
2.40%, 03/15/30 (Call 12/15/29)	195	201,960
3.63%, 01/15/28 (Call 10/15/27)(a)	945	1,058,533
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	1,050	1,137,955
3.50%, 08/01/26 (Call 05/01/26)	2,775	3,130,209
3.75%, 07/01/27 (Call 04/01/27)	1,308	1,467,415
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	4,190	4,594,015
3.25%, 07/15/26 (Call 05/15/26)(a)	4,625	5,156,700
3.50%, 07/15/29 (Call 04/15/29)(a)	3,387	3,832,091

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	$1,415	$1,478,136
3.88%, 03/01/27 (Call 12/01/26)	10	10,942
4.13%, 03/15/28 (Call 12/15/27)	1,415	1,576,037
4.20%, 04/15/29 (Call 01/15/29)	2,612	2,948,646
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	855	924,593
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,488	2,502,292
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	1,205	1,261,653
3.95%, 11/01/27 (Call 08/01/27)	3,080	3,352,492
4.65%, 04/01/29 (Call 01/01/29)	2,626	3,032,491
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	900	899,958
3.05%, 02/15/30 (Call 11/15/29)	3,007	3,198,091
4.25%, 08/15/29 (Call 05/15/29)(a)	305	349,520
4.75%, 12/15/28 (Call 09/15/28)(a)	2,585	3,047,948
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	2,325	2,337,295
2.70%, 10/01/30 (Call 07/01/30)(a)	50	52,060
2.80%, 10/01/26 (Call 07/01/26)	4,852	5,243,997
3.80%, 04/01/27 (Call 01/01/27)(a)	1,140	1,282,100
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,423	1,410,238
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	207	214,316
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	75	76,368
3.88%, 12/15/27 (Call 09/15/27)	675	763,158
4.00%, 06/15/29 (Call 03/15/29)(a)	3,491	4,039,137
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)(a)	3,904	4,398,893
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	2,380	2,364,361
2.75%, 03/15/30 (Call 12/15/29)(a)	1,145	1,248,446
3.60%, 06/01/27 (Call 03/01/27)(a)	3,036	3,420,224
3.95%, 03/15/29 (Call 12/15/28)	3,680	4,307,067
4.20%, 06/15/28 (Call 03/15/28)	25	29,292
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	1,680	1,710,200
3.50%, 10/15/27 (Call 07/15/27)	2,204	2,380,938
3.60%, 12/15/26 (Call 09/15/26)	250	274,204
4.30%, 10/15/28 (Call 07/15/28)	3,165	3,636,435
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)(a)	2,714	2,808,584
4.50%, 04/01/27 (Call 01/01/27)	2,263	2,495,275
4.75%, 01/15/28 (Call 10/15/27)	2,278	2,551,303
5.25%, 01/15/26 (Call 10/15/25)(a)	2,849	3,184,398
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	375	398,963
4.30%, 03/15/27 (Call 12/15/26)	2,780	3,014,114
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	960	960,722
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	1,030	1,016,555
2.13%, 04/15/27 (Call 02/15/27)(a)	3,300	3,527,386
2.25%, 04/15/30 (Call 01/15/30)	6,876	7,363,891
3.25%, 10/01/26 (Call 07/01/26)	1,394	1,566,980
3.88%, 09/15/28 (Call 06/15/28)(a)	245	288,406
4.38%, 02/01/29 (Call 11/01/28)	3,290	4,050,879

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage
3.09%, 09/15/27 (Call 06/15/27)(a)	$1,635	$1,834,199
3.39%, 05/01/29 (Call 02/01/29)(a)	4,848	5,583,063
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	4,013	4,383,391
3.25%, 06/15/29 (Call 03/15/29)(a)	2,559	2,853,787
3.25%, 01/15/31 (Call 10/15/30)	1,105	1,248,590
3.65%, 01/15/28 (Call 10/15/27)(a)	2,992	3,391,565
4.13%, 10/15/26 (Call 07/15/26)	1,913	2,233,299
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	3,143	3,298,483
3.60%, 02/01/27 (Call 11/01/26)(a)	3,840	4,183,148
3.70%, 06/15/30 (Call 03/15/30)	2,778	3,104,076
4.13%, 03/15/28 (Call 12/15/27)(a)	1,395	1,574,908
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	1,650	1,666,228
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	2,074	2,147,636
5.13%, 08/15/26 (Call 05/15/26)	2,200	2,427,404
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	6,355	6,896,884
3.75%, 03/23/27 (Call 12/23/26)(b)	25	26,762
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,899	5,578,802
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	5,150	5,356,000
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	5,775	6,052,772
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	3,278	3,354,045
2.65%, 07/15/30 (Call 04/15/30)(a)	358	375,942
3.25%, 11/30/26 (Call 08/30/26)	4,001	4,397,827
3.30%, 01/15/26 (Call 10/15/25)	6,825	7,459,507
3.38%, 06/15/27 (Call 03/15/27)(a)	5,646	6,194,555
3.38%, 12/01/27 (Call 09/01/27)(a)	2,892	3,175,889
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	1,656	1,767,396
4.70%, 06/01/27 (Call 03/01/27)(a)	2,732	2,908,250
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	2,635	2,761,545
3.40%, 01/15/30 (Call 10/15/29)(a)	595	632,947
4.00%, 07/15/29 (Call 04/15/29)	3,079	3,416,238
4.45%, 09/15/26 (Call 06/15/26)(a)	1,657	1,860,707
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)(a)	402	406,133
4.50%, 03/15/28 (Call 12/15/27)	1,564	1,758,598
4.63%, 03/15/29 (Call 12/15/28)(a)	2,089	2,388,970
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	715	713,882
3.88%, 07/15/27 (Call 04/15/27)(a)	2,350	2,354,540
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(b)	3,000	3,313,500
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	1,084	1,184,187
3.20%, 01/15/30 (Call 10/15/29)(a)	3,615	4,032,000
3.50%, 07/01/27 (Call 04/01/27)	2,435	2,714,058
3.50%, 01/15/28 (Call 10/15/27)	913	1,024,128
4.40%, 01/26/29 (Call 10/26/28)(a)	1,943	2,319,510
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	2,728	2,901,617
3.25%, 10/15/26 (Call 07/15/26)	3,063	3,348,717
3.85%, 04/01/27 (Call 01/01/27)(a)	1,751	1,956,534
4.00%, 03/01/28 (Call 12/01/27)(a)	2,749	3,109,584

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 01/15/26 (Call 10/15/25)	$2,001	$2,290,310
4.40%, 01/15/29 (Call 10/15/28)	2,471	2,876,331
4.75%, 11/15/30 (Call 08/15/30)	200	242,234
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	3,082	3,104,948
3.10%, 12/15/29 (Call 09/15/29)	1,717	1,804,721
3.40%, 01/15/28 (Call 11/15/27)(a)	654	708,376
3.95%, 08/15/27 (Call 05/15/27)	4,388	4,853,780
4.88%, 06/01/26 (Call 03/01/26)(a)	1,733	1,982,227
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	4,196	4,199,130
3.50%, 06/15/29 (Call 03/15/29)(b)	2,343	2,381,487
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,591	2,749,768
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	2,038	2,213,877
3.10%, 01/15/30 (Call 10/15/29)	3,780	4,092,503
4.13%, 03/15/29 (Call 12/15/28)(a)	3,417	3,931,397
4.25%, 04/01/26 (Call 01/01/26)	3,398	3,935,886
4.25%, 04/15/28 (Call 01/15/28)	3,206	3,714,154
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	3,598	4,221,016
4.00%, 04/15/30 (Call 01/15/30)	5,366	6,300,398
6.95%, 10/01/27	901	1,190,289
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	944	1,061,663
4.25%, 10/01/26 (Call 07/01/26)(a)	1,250	1,425,627

		606,798,130

Retail — 2.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	946	954,734
3.90%, 04/15/30 (Call 01/15/30)(a)	3,443	3,956,963
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	3,935	4,270,352
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,177	4,681,808
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	2,285	2,485,719
4.75%, 06/01/30 (Call 03/01/30)	479	576,280
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	1,829	2,017,110
3.75%, 06/01/27 (Call 03/01/27)(a)	2,758	3,166,476
3.75%, 04/18/29 (Call 01/18/29)	2,950	3,397,165
4.00%, 04/15/30 (Call 01/15/30)	3,334	3,926,678
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,276	1,277,061
4.45%, 10/01/28 (Call 07/01/28)(a)	3,380	4,043,227
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,540	4,664,668
1.60%, 04/20/30 (Call 01/20/30)	8,572	8,789,738
3.00%, 05/18/27 (Call 02/18/27)	4,896	5,522,911
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	3,050	3,327,684
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	6,498	7,491,947
3.88%, 04/15/27 (Call 01/15/27)(a)	2,783	3,220,473
4.13%, 05/01/28 (Call 02/01/28)	2,018	2,375,256
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	7,172	8,511,059
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,520	1,603,448
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(a)(b)	200	214,204
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	558	554,169

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	$702	$753,996
2.50%, 04/15/27 (Call 02/15/27)	3,246	3,548,128
2.70%, 04/15/30 (Call 01/15/30)(a)	7,569	8,410,522
2.80%, 09/14/27 (Call 06/14/27)(a)	3,061	3,407,385
2.95%, 06/15/29 (Call 03/15/29)	10,029	11,357,884
3.00%, 04/01/26 (Call 01/01/26)	4,579	5,099,820
3.90%, 12/06/28 (Call 09/06/28)	7,008	8,413,744
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	3,266	3,267,237
1.70%, 10/15/30 (Call 07/15/30)(a)	1,846	1,855,307
2.50%, 04/15/26 (Call 01/15/26)	1,583	1,713,819
3.10%, 05/03/27 (Call 02/03/27)	7,507	8,405,692
3.65%, 04/05/29 (Call 01/05/29)	10,301	12,003,589
4.50%, 04/15/30 (Call 01/15/30)	6,546	8,096,234
6.50%, 03/15/29	360	482,398
6.88%, 02/15/28(a)	475	626,904
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	6,173	6,495,189
2.63%, 09/01/29 (Call 06/01/29)	4,522	4,928,983
3.50%, 03/01/27 (Call 12/01/26)	6,511	7,417,117
3.50%, 07/01/27 (Call 05/01/27)	4,712	5,391,607
3.60%, 07/01/30 (Call 04/01/30)	2,117	2,484,877
3.70%, 01/30/26 (Call 10/30/25)	3,311	3,757,143
3.80%, 04/01/28 (Call 01/01/28)	5,427	6,338,725
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	310	308,514
3.55%, 03/15/26 (Call 12/15/25)(a)	1,368	1,540,447
3.60%, 09/01/27 (Call 06/01/27)	3,638	4,140,878
3.90%, 06/01/29 (Call 03/01/29)	4,001	4,689,135
4.20%, 04/01/30 (Call 01/01/30)	1,003	1,204,270
4.35%, 06/01/28 (Call 03/01/28)	2,110	2,491,049
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	315	312,003
1.88%, 04/15/31 (Call 01/15/31)	1,000	1,003,960
4.70%, 04/15/27 (Call 02/15/27)	829	978,276
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	927	982,199
2.25%, 03/12/30 (Call 12/12/29)	2,753	2,886,993
2.45%, 06/15/26 (Call 03/15/26)	450	486,159
2.55%, 11/15/30 (Call 08/15/30)(a)	436	471,415
3.50%, 03/01/28 (Call 12/01/27)(a)	2,940	3,376,747
3.55%, 08/15/29 (Call 05/15/29)	6,169	7,190,153
4.00%, 11/15/28 (Call 08/15/28)(a)	2,671	3,163,675
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,198	4,581,504
2.50%, 04/15/26(a)	1,690	1,860,680
2.65%, 09/15/30 (Call 06/15/30)(a)	911	1,018,438
3.38%, 04/15/29 (Call 01/15/29)	6,398	7,503,332
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	101	101,296
2.25%, 09/15/26 (Call 06/15/26)	4,084	4,393,132
3.75%, 04/15/27 (Call 02/15/27)	3,856	4,466,967
3.88%, 04/15/30 (Call 01/15/30)(a)	4,290	5,139,840
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	615	616,501
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	2,800	3,032,724
3.45%, 06/01/26 (Call 03/01/26)(a)	6,557	7,269,939
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,606	1,768,012

Security	Par (000)	Value

Retail (continued)
3.05%, 07/08/26 (Call 05/08/26)(a)	$7,015	$7,880,614
3.25%, 07/08/29 (Call 04/08/29)	7,899	9,214,976
3.70%, 06/26/28 (Call 03/26/28)	16,389	19,348,341
5.88%, 04/05/27(a)	570	727,193

		309,434,792

Savings & Loans — 0.2%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	3,890	4,501,192
4.00%, 09/14/26(a)(b)	2,963	3,320,434
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	6,203	6,845,242
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	2,475	2,877,170

		17,544,038

Semiconductors — 2.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	5,806	6,587,431
3.90%, 12/15/25 (Call 09/15/25)	1,649	1,879,501
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	1,389	1,446,217
3.30%, 04/01/27 (Call 01/01/27)	7,000	7,968,332
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	5,838	6,430,795
3.88%, 01/15/27 (Call 10/15/26)	19,618	22,028,405
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)	6,811	7,528,013
4.11%, 09/15/28 (Call 06/15/28)	7,468	8,554,888
4.15%, 11/15/30 (Call 08/15/30)(a)	7,839	9,103,886
4.25%, 04/15/26 (Call 02/15/26)	11,947	13,645,090
4.75%, 04/15/29 (Call 01/15/29)	12,265	14,588,653
5.00%, 04/15/30 (Call 01/15/30)	7,288	8,822,712
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	10,013	10,948,878
2.60%, 05/19/26 (Call 02/19/26)	5,674	6,209,388
3.15%, 05/11/27 (Call 02/11/27)	5,213	5,885,046
3.75%, 03/25/27 (Call 01/25/27)	5,018	5,831,433
3.90%, 03/25/30 (Call 12/25/29)	6,673	8,054,492
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	4,747	5,707,782
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,909	1,986,189
3.75%, 03/15/26 (Call 01/15/26)	3,344	3,822,014
4.00%, 03/15/29 (Call 12/15/28)	7,457	8,949,024
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	2,908	3,444,519
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	535	603,697
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	3,622	4,181,430
4.66%, 02/15/30 (Call 11/15/29)	2,476	3,001,484
4.98%, 02/06/26 (Call 12/06/25)	3,075	3,603,184
5.33%, 02/06/29 (Call 11/06/28)	4,421	5,414,943
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	9,138	10,239,789
3.20%, 09/16/26 (Call 06/16/26)	4,066	4,589,520
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	2,677	3,201,262
5.55%, 12/01/28 (Call 09/01/28)(b)	2,061	2,593,742
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)(b)	4,127	4,505,451
3.40%, 05/01/30 (Call 02/01/30)(a)(b)	3,708	4,187,040
3.88%, 06/18/26 (Call 04/18/26)(b)	4,141	4,691,316

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 06/18/29 (Call 03/18/29)(b)	$5,056	$5,942,478
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)(b)	296	297,185
2.15%, 05/20/30 (Call 02/20/30)	4,994	5,310,449
3.25%, 05/20/27 (Call 02/20/27)(a)	9,161	10,384,941
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	2,924	3,019,829
2.25%, 09/04/29 (Call 06/04/29)	4,852	5,264,844
2.90%, 11/03/27 (Call 08/03/27)(a)	3,162	3,554,630
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(a)(b)	202	200,261
1.38%, 09/28/30 (Call 06/28/30)(b)	5,303	5,184,908
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	3,981	4,181,950

		263,577,021

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	3,867	4,325,856
4.20%, 05/01/30 (Call 02/01/30)(b)	420	498,375

		4,824,231

Software — 2.1%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)(a)	1,629	1,610,456
3.40%, 09/15/26 (Call 06/15/26)	4,231	4,792,837
3.40%, 06/15/27 (Call 03/15/27)	1,930	2,193,732
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	4,999	5,370,984
2.30%, 02/01/30 (Call 11/01/29)	7,400	8,043,668
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	2,180	2,409,429
3.50%, 06/15/27 (Call 03/15/27)	3,272	3,714,491
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	4,580	5,011,405
3.40%, 06/27/26 (Call 03/27/26)(a)	2,950	3,316,947
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,464	2,760,818
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	2,170	2,327,223
4.50%, 12/01/27 (Call 09/01/27)	4,117	4,721,962
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	3,401	4,049,330
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	6,582	7,326,782
3.75%, 05/21/29 (Call 02/21/29)	3,997	4,654,049
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	3,899	4,641,358
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	6,371	6,778,722
2.65%, 06/01/30 (Call 03/01/30)(a)	2,829	3,070,630
3.20%, 07/01/26 (Call 05/01/26)	9,231	10,351,747
3.50%, 07/01/29 (Call 04/01/29)	14,147	16,208,597
4.20%, 10/01/28 (Call 07/01/28)	4,862	5,789,327
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)	1,565	1,594,236
1.65%, 07/15/30 (Call 04/15/30)	3,622	3,691,482
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	12,886	14,051,545
3.30%, 02/06/27 (Call 11/06/26)	13,805	15,766,318
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	11,552	12,603,266
2.80%, 04/01/27 (Call 02/01/27)	17,298	19,049,077
2.95%, 04/01/30 (Call 01/01/30)	10,952	12,278,039
3.25%, 11/15/27 (Call 08/15/27)	11,695	13,284,652

Security	Par (000)	Value

Software (continued)
3.25%, 05/15/30 (Call 02/15/30)(a)	$2,921	$3,378,615
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	7,748	9,106,879
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	3,890	3,796,909
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	5,523	6,184,198
4.65%, 05/15/27 (Call 03/15/27)	3,008	3,517,916
4.70%, 05/15/30 (Call 02/15/30)	4,228	5,159,118

		232,606,744

Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,016	1,109,025
3.63%, 04/22/29 (Call 01/22/29)	4,516	5,155,014
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	6,319	6,415,155
2.30%, 06/01/27 (Call 04/01/27)	5,454	5,793,930
2.95%, 07/15/26 (Call 04/15/26)	6,963	7,738,849
3.80%, 02/15/27 (Call 11/15/26)	5,416	6,203,276
3.88%, 01/15/26 (Call 10/15/25)(a)	2,870	3,293,981
4.10%, 02/15/28 (Call 11/15/27)	11,789	13,874,942
4.13%, 02/17/26 (Call 11/17/25)(a)	13,691	15,866,767
4.25%, 03/01/27 (Call 12/01/26)	6,410	7,521,343
4.30%, 02/15/30 (Call 11/15/29)	16,114	19,303,573
4.35%, 03/01/29 (Call 12/01/28)	16,782	20,051,645
7.13%, 03/15/26	325	414,788
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	4,096	4,511,326
5.13%, 12/04/28 (Call 09/04/28)	2,505	3,067,826
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	2,687	2,955,651
2.95%, 02/28/26	2,844	3,165,727
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	4,486	5,057,811
4.38%, 06/21/28 (Call 03/21/28)(b)	6,533	7,801,049
8.75%, 06/15/30	15,617	24,789,385
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	3,665	4,096,573
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	1,814	2,083,919
Koninklijke KPN NV, 8.38%, 10/01/30	2,050	2,896,989
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	4,055	4,375,669
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,790	4,160,226
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,344	1,372,137
4.60%, 02/23/28 (Call 11/23/27)	3,873	4,588,719
4.60%, 05/23/29 (Call 02/23/29)	4,127	4,912,879
Ooredoo International Finance Ltd., 3.75%, 06/22/26(b)	3,402	3,793,910
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	3,867	4,293,528
3.63%, 12/15/25 (Call 09/15/25)	3,212	3,635,656
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,600	6,389,152
Telefonica Emisiones SA, 4.10%, 03/08/27	7,180	8,242,428
Telefonica Europe BV, 8.25%, 09/15/30	5,016	7,684,252
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	3,336	3,627,759
3.70%, 09/15/27 (Call 06/15/27)(a)	2,057	2,338,966
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(a)(b)	3,839	3,905,223
2.05%, 02/15/28 (Call 12/15/27)(b)	8,170	8,394,348
2.55%, 02/15/31 (Call 11/15/30)(b)	2,676	2,787,696
3.75%, 04/15/27 (Call 02/15/27)(b)	16,982	19,170,810

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 04/15/30 (Call 01/15/30)(b)	$31,139	$35,727,020
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	1,162	1,146,447
1.68%, 10/30/30 (Call 07/30/30)(b)	951	954,284
1.75%, 01/20/31 (Call 10/20/30)	15,000	15,173,545
2.63%, 08/15/26	8,267	9,039,977
3.00%, 03/22/27 (Call 01/22/27)	4,030	4,477,285
3.15%, 03/22/30 (Call 12/22/29)	9,306	10,479,303
3.88%, 02/08/29 (Call 11/08/28)	7,305	8,601,854
4.02%, 12/03/29 (Call 09/03/29)	17,868	21,315,957
4.13%, 03/16/27	13,611	16,142,916
4.33%, 09/21/28	19,781	24,012,601
Vodafone Group PLC
4.38%, 05/30/28(a)	17,128	20,566,363
7.88%, 02/15/30	204	301,601
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(a)(b)	2,495	2,640,508

		437,421,563

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	746	807,469
3.55%, 11/19/26 (Call 09/19/26)	2,727	3,008,803
3.90%, 11/19/29 (Call 08/19/29)	4,247	4,753,894

		8,570,166

Transportation — 1.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	2,525	2,911,890
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)(c)	439	502,655
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	4,349	4,949,707
7.00%, 12/15/25	536	696,351
7.95%, 08/15/30	150	227,095
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	3,474	3,827,684
6.90%, 07/15/28(a)	461	635,842
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	3,228	3,375,015
3.70%, 02/01/26 (Call 11/01/25)	1,010	1,141,739
4.00%, 06/01/28 (Call 03/01/28)(a)	2,806	3,316,274
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	2,751	3,222,598
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,145	2,326,359
2.60%, 11/01/26 (Call 08/01/26)	3,053	3,333,644
3.25%, 06/01/27 (Call 03/01/27)(a)	4,878	5,508,236
3.80%, 03/01/28 (Call 12/01/27)	2,936	3,434,390
4.25%, 03/15/29 (Call 12/15/28)	3,788	4,580,787
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(a)(b)	2,122	2,360,513
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	1,936	2,168,731
3.25%, 04/01/26 (Call 01/01/26)	2,112	2,364,341
3.30%, 03/15/27 (Call 12/15/26)	2,598	2,917,723
3.40%, 02/15/28 (Call 11/15/27)(a)	3,457	3,959,023
4.20%, 10/17/28 (Call 07/17/28)	2,038	2,421,194
4.25%, 05/15/30 (Call 02/15/30)(a)	5,187	6,303,458
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	3,152	3,606,500

Security	Par (000)	Value

Transportation (continued)
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	$4,176	$4,497,382
3.13%, 06/01/26 (Call 03/01/26)	263	285,222
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	2,610	2,811,111
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	1,669	1,810,664
2.90%, 06/15/26 (Call 03/15/26)(a)	2,982	3,301,707
3.15%, 06/01/27 (Call 03/01/27)	2,983	3,307,352
3.80%, 08/01/28 (Call 05/01/28)(a)	3,242	3,793,715
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	2,805	3,053,113
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	3,124	3,315,996
2.40%, 02/05/30 (Call 11/05/29)(a)	2,981	3,229,332
2.75%, 03/01/26 (Call 12/01/25)	3,573	3,898,500
3.00%, 04/15/27 (Call 01/15/27)	1,339	1,483,026
3.70%, 03/01/29 (Call 12/01/28)	6,769	7,938,087
3.95%, 09/10/28 (Call 06/10/28)(a)	7,504	8,889,335
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	2,516	2,743,973
2.50%, 09/01/29 (Call 06/01/29)(a)	1,288	1,410,098
3.05%, 11/15/27 (Call 08/15/27)	4,873	5,530,655
3.40%, 03/15/29 (Call 12/15/28)	4,893	5,704,250
4.45%, 04/01/30 (Call 01/01/30)(a)	5,463	6,875,981

		143,971,248

Trucking & Leasing — 0.2%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)(a)	967	1,064,245
3.50%, 03/15/28 (Call 12/15/27)(a)	2,770	3,102,240
3.85%, 03/30/27 (Call 12/30/26)	1,167	1,314,132
4.00%, 06/30/30 (Call 03/30/30)	445	521,601
4.55%, 11/07/28 (Call 08/07/28)	1,870	2,262,134
4.70%, 04/01/29 (Call 01/01/29)	2,407	2,940,944
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(b)	361	391,386
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	3,106	3,433,419
4.20%, 04/01/27 (Call 01/01/27)(b)	2,605	2,995,447
4.45%, 01/29/26 (Call 11/29/25)(b)	3,388	3,892,012

		21,917,560

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	452	498,377
2.95%, 09/01/27 (Call 06/01/27)	4,662	5,148,855
3.00%, 12/01/26 (Call 09/01/26)(a)	165	180,535
3.45%, 06/01/29 (Call 03/01/29)	1,309	1,508,130
3.75%, 09/01/28 (Call 06/01/28)	3,827	4,471,393
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	961	1,035,103
3.57%, 05/01/29 (Call 02/01/29)	1,731	1,967,802
United Utilities PLC, 6.88%, 08/15/28(a)	199	257,861

		15,068,056

Total Corporate Bonds & Notes — 97.6% (Cost: $10,319,097,320)		10,938,071,618

Foreign Government Obligations(f)

South Korea — 0.2%
Korea Gas Corp.
2.25%, 07/18/26(b)	2,200	2,351,468
3.13%, 07/20/27(a)(b)	1,999	2,240,059

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	$1,890	$2,091,928
Korea National Oil Corp.
2.50%, 10/24/26(b)	6,201	6,722,929
2.63%, 04/14/26(a)(b)	2,606	2,832,658

		16,239,042

Total Foreign Government Obligations — 0.2% (Cost: $14,921,161)		16,239,042

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	624,942	625,317,190
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	176,162	176,162,000

		801,479,190

Total Short-Term Investments — 7.1% (Cost: $801,152,374)		801,479,190

Total Investments in Securities — 104.9% (Cost: $11,135,170,855)		11,755,789,850

Other Assets, Less Liabilities — (4.9)%		(549,651,802)

Net Assets — 100.0%		$11,206,138,048

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$969,028,917	$—	$(343,316,901	)(a)	$(242,664)	$(152,162)	$625,317,190	624,942	$2,525,296	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	192,434,000	—	(16,272,000	)(a)	—	—	176,162,000	176,162	160,255		—

					$(242,664)	$(152,162)	$801,479,190		$2,685,551		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Formerly iShares® Intermediate-Term Corporate Bond ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,938,071,618	$—	$10,938,071,618
Foreign Government Obligations	—	16,239,042	—	16,239,042
Money Market Funds	801,479,190	—	—	801,479,190

	$801,479,190	$10,954,310,660	$—	$11,755,789,850

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

PJSC	Public Joint Stock Company